Capital Income Builder®
Investment portfolio
January 31, 2021
unaudited
Common stocks 75.90% Financials 14.25%	Shares	Value (000)
JPMorgan Chase & Co.	10,597,320	$1,363,557
Zurich Insurance Group AG1	3,418,346	1,360,915
Toronto-Dominion Bank (CAD denominated)	19,644,954	1,113,176
Münchener Rückversicherungs-Gesellschaft AG1	3,426,797	911,022
CME Group Inc., Class A	3,864,879	702,403
PNC Financial Services Group, Inc.	4,837,666	694,302
Ping An Insurance (Group) Company of China, Ltd., Class H1	48,753,000	575,019
Ping An Insurance (Group) Company of China, Ltd., Class A1	6,398,527	78,383
Truist Financial Corp.	11,205,736	537,651
Hong Kong Exchanges and Clearing Ltd.[1]	7,113,090	456,926
DBS Group Holdings Ltd.[1,2]	24,214,434	455,262
Power Corp. of Canada, subordinate voting shares	19,100,000	444,659
Principal Financial Group, Inc.	8,563,100	421,904
Great-West Lifeco Inc. (CAD denominated)	16,742,000	382,300
State Street Corp.	5,327,707	372,940
Citizens Financial Group, Inc.	9,423,847	343,405
DNB ASA[1,3]	16,845,221	328,833
American International Group, Inc.	8,213,800	307,525
Citigroup Inc.	4,986,000	289,138
Royal Bank of Canada[2]	3,300,000	267,097
China Pacific Insurance (Group) Co., Ltd., Class H1	63,796,600	263,093
Kaspi.kz JSC[1,2,3,4]	4,035,758	253,794
KeyCorp	14,946,233	251,994
East West Bancorp, Inc.	3,836,500	229,960
Moscow Exchange MICEX-RTS PJSC[1]	83,512,481	172,739
Travelers Companies, Inc.	1,256,150	171,213
Tryg A/S1	4,792,842	149,861
Swedbank AB, Class A1,3	7,859,300	147,912
Sberbank of Russia PJSC (ADR)[1]	9,826,338	134,186
AIA Group Ltd.[1]	10,398,800	127,410
National Bank of Canada	2,053,000	115,385
B3 SA - Brasil, Bolsa, Balcao	10,507,071	114,838
BOC Hong Kong (Holdings) Ltd.[1]	37,924,000	113,904
U.S. Bancorp	2,655,500	113,788
Franklin Resources, Inc.	4,000,000	105,160
UBS Group AG1	6,890,405	99,473
BNP Paribas SA1,3	2,008,900	96,753
PICC Property and Casualty Co. Ltd., Class H1	110,000,000	80,395
Everest Re Group, Ltd.	327,827	69,198
China Merchants Bank Co., Ltd., Class H1	8,800,000	67,953
Banco Santander, SA1	21,391,000	62,563
BlackRock, Inc.	87,800	61,571
Marsh & McLennan Companies, Inc.	476,909	52,417
Morgan Stanley	754,800	50,609
Euronext NV1	312,150	33,629
Wells Fargo & Company	904,400	27,024
The Blackstone Group Inc., Class A	265,784	17,858
Capital Income Builder — Page 1 of 39

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
South State Corp.	230,600	$16,082
TISCO Financial Group PCL, foreign registered[1]	2,982,700	9,171
Banca Mediolanum SpA[1,3]	114,976	912
EFG International AG1	91,397	629
IIFL Wealth Management Ltd.[1]	8,371	116
Jonah Energy Parent LLC[1,3,5]	1,631	25
		14,618,032
Information technology 9.41%
Broadcom Inc.	8,070,041	3,635,553
Microsoft Corp.	7,507,763	1,741,501
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	67,130,156	1,417,444
Vanguard International Semiconductor Corp.[1,6]	98,037,249	393,114
International Business Machines Corp.	2,827,619	336,798
NetApp, Inc.	4,864,339	323,187
Globalwafers Co., Ltd.[1]	13,723,000	302,388
Paychex, Inc.	2,822,681	246,476
Intel Corp.	4,168,999	231,421
KLA Corp.	805,004	225,457
QUALCOMM Inc.	1,395,327	218,062
Western Union Company	8,532,000	190,008
Apple Inc.	878,000	115,861
Texas Instruments Inc.	567,973	94,107
Tokyo Electron Ltd.[1]	219,200	83,609
Automatic Data Processing, Inc.	398,400	65,784
BE Semiconductor Industries NV1	261,100	17,925
FDM Group (Holdings) PLC[1]	1,201,600	16,593
		9,655,288
Health care 9.16%
Amgen Inc.	8,878,358	2,143,502
Gilead Sciences, Inc.	25,766,392	1,690,275
GlaxoSmithKline PLC[1]	84,497,550	1,569,719
AbbVie Inc.	13,373,900	1,370,557
Novartis AG1	9,922,723	897,561
Merck & Co., Inc.	4,732,227	364,713
AstraZeneca PLC[1]	3,438,293	351,032
Abbott Laboratories	2,209,400	273,060
Roche Holding AG, nonvoting, non-registered shares[1]	719,728	248,078
Eli Lilly and Company	868,795	180,683
Royalty Pharma PLC, Class A	3,217,352	151,248
Medtronic PLC	935,400	104,138
UnitedHealth Group Inc.	135,160	45,087
		9,389,653
Consumer staples 8.78%
Philip Morris International Inc.	28,716,795	2,287,293
British American Tobacco PLC[1]	35,251,773	1,283,015
British American Tobacco PLC (ADR)	5,339,964	195,175
General Mills, Inc.	11,218,417	651,790
Coca-Cola Company	13,335,537	642,106
Altria Group, Inc.	14,343,330	589,224
Nestlé SA1	4,829,328	541,013
Unilever PLC (GBP denominated)[1]	7,461,866	434,933
Imperial Brands PLC[1]	18,888,453	380,136
Capital Income Builder — Page 2 of 39

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Carlsberg A/S, Class B1	2,370,438	$347,479
Danone SA1	4,525,781	301,531
ITC Ltd.[1]	83,467,536	232,449
Keurig Dr Pepper Inc.	6,224,700	197,946
Kraft Heinz Company	5,182,637	173,670
Anheuser-Busch InBev SA/NV1	2,456,583	154,276
Kimberly-Clark Corp.	1,000,000	132,100
Kirin Holdings Company, Ltd.[1]	6,071,900	130,606
Reckitt Benckiser Group PLC[1]	1,302,779	110,638
Vector Group Ltd.[6]	7,939,366	93,208
Procter & Gamble Company	434,351	55,688
PepsiCo, Inc.	336,036	45,892
Viscofan, SA, non-registered shares[1]	207,868	14,660
Scandinavian Tobacco Group A/S1	784,883	14,231
		9,009,059
Utilities 8.59%
Iberdrola, SA, non-registered shares[1]	81,801,771	1,109,374
Iberdrola, SA, non-registered shares[1,3]	879,431	11,926
Enel SpA[1]	102,766,590	1,020,440
E.ON SE1	89,278,590	945,986
Dominion Energy, Inc.	11,874,168	865,508
DTE Energy Company	5,693,100	675,885
Duke Energy Corp.	7,095,900	667,015
National Grid PLC[1]	48,920,988	568,677
SSE PLC[1]	16,613,032	337,286
Southern Co.	5,332,500	314,191
Power Grid Corp. of India Ltd.[1]	122,218,971	307,474
Consolidated Edison, Inc.	3,951,254	279,670
Exelon Corp.	6,412,776	266,515
Naturgy Energy Group, SA1,2	6,814,725	175,933
Endesa, SA1	5,150,188	131,711
Sempra Energy	1,024,832	126,833
Entergy Corp.	1,329,900	126,779
AES Corp.	4,752,450	115,912
Public Service Enterprise Group Inc.	2,000,000	112,860
Centrica PLC[1,3]	129,403,013	91,693
Infratil Ltd.[1]	16,859,895	86,588
ENGIE SA, bonus dividend[1,3]	3,818,624	59,319
Engie SA1,3	1,426,239	22,155
China Gas Holdings Ltd.[1]	20,716,600	73,656
Power Assets Holdings Ltd.[1]	12,780,001	67,988
Edison International	928,900	54,025
Keppel Infrastructure Trust[1]	98,702,941	41,228
CLP Holdings Ltd.[1]	4,290,000	40,180
Guangdong Investment Ltd.[1]	21,446,000	37,545
Ratch Group PCL, foreign registered[1]	21,810,000	35,984
EDP - Energias de Portugal, SA1	4,658,271	29,113
NextEra Energy, Inc.	128,036	10,354
		8,809,803
Real estate 6.00%
Crown Castle International Corp. REIT	12,539,329	1,997,013
Digital Realty Trust, Inc. REIT	5,243,390	754,786
VICI Properties Inc. REIT	19,668,601	497,222
Capital Income Builder — Page 3 of 39

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Link Real Estate Investment Trust REIT[1]	49,906,452	$439,886
Gaming and Leisure Properties, Inc. REIT	9,395,297	386,429
CK Asset Holdings Ltd.[1]	64,766,780	328,403
Federal Realty Investment Trust REIT	3,000,000	262,680
Longfor Group Holdings Ltd.[1]	37,415,000	210,706
TAG Immobilien AG1	6,482,660	199,798
MGM Growth Properties LLC REIT, Class A	5,313,650	165,520
Charter Hall Group REIT[1]	15,312,560	158,888
Embassy Office Parks REIT[1]	21,328,000	102,430
American Tower Corp. REIT	441,733	100,432
Mindspace Business Parks REIT[1,3,4]	10,969,200	49,714
Mindspace Business Parks REIT[1,3]	10,522,400	48,171
Equinix, Inc. REIT	126,200	93,383
Americold Realty Trust REIT	2,331,000	81,375
Sun Hung Kai Properties Ltd.[1]	5,855,353	80,609
Kimco Realty Corp. REIT	3,824,600	63,144
China Resources Land Ltd.[1]	14,010,000	55,571
Ventas, Inc. REIT	651,161	29,999
AvalonBay Communities, Inc. REIT	122,468	20,044
PSP Swiss Property AG1	141,200	18,080
Alexandria Real Estate Equities, Inc. REIT	59,900	10,010
		6,154,293
Communication services 5.45%
Verizon Communications Inc.	15,829,836	866,684
SoftBank Corp.[1]	62,389,548	818,703
BCE Inc.	17,765,700	753,557
Comcast Corp., Class A	15,189,095	752,923
Koninklijke KPN NV1	180,094,888	562,712
HKT Trust and HKT Ltd., units[1]	257,455,060	339,583
Nippon Telegraph and Telephone Corp.[1]	9,650,100	240,557
Vodafone Group PLC[1]	132,345,615	226,346
TELUS Corp.	10,617,289	219,113
AT&T Inc.	5,552,810	158,977
Euskaltel, SA, non-registered shares[1,6]	11,611,000	124,745
Indus Towers Ltd.[1]	39,186,803	123,896
ITV PLC[1,3]	71,158,812	103,114
HKBN Ltd.[1]	49,232,500	71,293
ProSiebenSat.1 Media SE1,3	3,562,000	64,617
Omnicom Group Inc.	931,500	58,107
Lumen Technologies, Inc.	3,500,000	43,330
KT Corp. (ADR)	3,151,300	33,152
Zegona Communications PLC[1,6]	14,394,740	20,195
Sanoma Oyj[1]	269,624	5,168
Cumulus Media Inc., Class A3	33,691	292
		5,587,064
Energy 4.95%
Chevron Corp.	14,271,264	1,215,912
TC Energy Corp. (CAD denominated)	15,799,104	677,184
TC Energy Corp.	4,786,599	205,489
Enbridge Inc. (CAD denominated)	20,754,471	697,253
Canadian Natural Resources, Ltd. (CAD denominated)	20,810,675	470,163
Total SE1	7,386,289	311,821
Royal Dutch Shell PLC, Class B1	15,250,100	263,800
Capital Income Builder — Page 4 of 39

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Royal Dutch Shell PLC, Class B (ADR)	738,100	$25,752
ConocoPhillips	7,172,404	287,111
EOG Resources, Inc.	5,138,141	261,840
BP PLC[1]	64,211,251	238,614
Gazprom PJSC (ADR)[1]	42,169,532	233,543
Equitrans Midstream Corp.	18,930,300	125,886
Exxon Mobil Corp.	1,267,600	56,839
Tribune Resources, LLC[1,3,5]	209,689	191
		5,071,398
Materials 4.09%
Rio Tinto PLC[1]	9,684,632	740,126
BHP Group PLC[1]	23,570,424	647,601
Dow Inc.	12,041,613	624,960
Vale SA, ordinary nominative	21,596,306	347,150
Vale SA, ordinary nominative (ADR)	15,224,555	245,876
LyondellBasell Industries NV	4,964,597	425,764
Evonik Industries AG1	7,045,191	232,640
Fortescue Metals Group Ltd.[1]	13,138,800	217,683
BASF SE1	1,874,300	145,402
Nutrien Ltd.	2,916,617	143,410
Asahi Kasei Corp.[1]	11,644,700	130,514
Amcor PLC (CDI)[1]	8,637,533	94,955
Celanese Corp.	626,214	76,492
Nexa Resources SA2	4,624,901	39,913
Linde PLC	130,600	32,049
WestRock Co.	662,600	27,452
Air Products and Chemicals, Inc.	64,510	17,209
		4,189,196
Industrials 3.77%
Raytheon Technologies Corp.	13,168,170	878,712
VINCI SA1	3,547,143	329,121
Singapore Technologies Engineering Ltd.[1]	108,134,000	300,519
BOC Aviation Ltd.[1,2,6]	35,690,470	292,258
United Parcel Service, Inc., Class B	1,567,271	242,927
Trinity Industries, Inc.[6]	7,712,016	214,471
Deutsche Post AG1	4,280,800	211,838
RELX PLC[1]	8,248,839	204,613
ABB Ltd.[1]	5,690,901	167,960
Caterpillar Inc.	780,482	142,703
Union Pacific Corp.	644,298	127,230
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares[1,6]	6,715,556	126,523
BAE Systems PLC[1]	15,485,000	97,940
Cummins Inc.	391,200	91,705
Stanley Black & Decker, Inc.	517,660	89,809
ComfortDelGro Corp., Ltd.[1]	60,824,022	72,311
CCR SA, ordinary nominative	32,259,800	71,460
ALD SA1	4,942,514	67,843
Melrose Industries PLC[1,3]	18,809,400	43,350
General Dynamics Corp.	224,400	32,915
Honeywell International Inc.	112,209	21,922
Norfolk Southern Corp.	86,215	20,400
L3Harris Technologies, Inc.	62,756	10,763
Capital Income Builder — Page 5 of 39

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Atlas Corp.	532,583	$5,986
Enav SPA[1]	1,099,974	4,659
		3,869,938
Consumer discretionary 1.45%
Kering SA1	350,104	229,747
McDonald’s Corp.	1,000,000	207,840
Hasbro, Inc.	1,697,069	159,219
Taylor Wimpey PLC[1,3]	69,650,363	139,419
Sands China Ltd.[1]	27,532,530	111,837
Starbucks Corp.	1,145,900	110,934
Home Depot, Inc.	409,500	110,901
YUM! Brands, Inc.	949,600	96,375
Gree Electric Appliances, Inc. of Zhuhai, Class A1	10,470,625	90,871
LVMH Moët Hennessy-Louis Vuitton SE1	141,918	85,689
VF Corp.	1,000,784	76,930
Industria de Diseño Textil, SA1	1,126,539	33,423
Cie. Financière Richemont SA, Class A1	342,235	31,799
Dustin Group AB1	246,428	2,340
Thule Group AB1,3	11,818	439
		1,487,763
Total common stocks (cost: $62,305,015,000)		77,841,487
Preferred securities 0.18% Information technology 0.17%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	2,746,664	178,932
Financials 0.01%
CoBank, ACB, Class E, noncumulative, preferred shares[4]	13,000	8,872
Total preferred securities (cost: $116,193,000)		187,804
Rights & warrants 0.00% Consumer discretionary 0.00%
Cie. Financière Richemont SA, Class A, warrants, expire 2023[3]	684,470	223
Energy 0.00%
Tribune Resources, LLC, Class A, warrants, expire 2023[1,3,5]	196,789	—[7]
Tribune Resources, LLC, Class B, warrants, expire 2023[1,3,5]	153,058	—[7]
Tribune Resources, LLC, Class C, warrants, expire 2023[1,3,5]	46,500	—[7]
		—[7]
Total rights & warrants (cost: $28,000)		223
Capital Income Builder — Page 6 of 39

unaudited
Convertible stocks 1.18% Utilities 0.43%	Shares	Value (000)
NextEra Energy, Inc., convertible preferred units, 4.872% 2022	3,000,000	$183,480
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	1,575,300	155,482
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	1,500,000	74,025
American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	648,900	30,966
		443,953
Information technology 0.39%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	272,194	399,785
Health care 0.23%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	171,750	235,572
Industrials 0.10%
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022	749,200	81,641
Stanley Black & Decker, Inc., Series C, 5.00% cumulative, convertible preferred shares	18,132	21,840
		103,481
Consumer discretionary 0.03%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	197,211	30,656
Total convertible stocks (cost: $971,828,000)		1,213,447
Convertible bonds & notes 0.07% Consumer discretionary 0.07%	Principal amount (000)
Carnival Corp., convertible notes, 5.75% 2023[4]	$11,153	23,494
Royal Caribbean Cruises Ltd., convertible notes, 4.25% 2023[4]	40,000	48,784
Total convertible bonds & notes (cost: $51,467,000)		72,278
Bonds, notes & other debt instruments 19.08% U.S. Treasury bonds & notes 8.14% U.S. Treasury 7.49%
U.S. Treasury 2.25% 2021	42,570	43,031
U.S. Treasury 3.125% 2021	75,000	75,653
U.S. Treasury 3.625% 2021	31,600	31,644
U.S. Treasury 8.00% 2021	337,500	358,447
U.S. Treasury 8.125% 2021	124,000	129,370
U.S. Treasury 7.25% 2022	182,500	202,625
U.S. Treasury 7.625% 2022	39,700	45,038
U.S. Treasury 2.75% 2023	97,500	103,222
U.S. Treasury 6.25% 2023	350,000	404,411
U.S. Treasury 7.125% 2023	299,800	342,662
U.S. Treasury 2.00% 2024	100,000	105,810
U.S. Treasury 7.50% 2024[8]	331,274	422,144
U.S. Treasury 0.25% 2025	21,765	21,626
U.S. Treasury 0.25% 2025	—[7]	—[7]
U.S. Treasury 0.375% 2025	438,000	437,037
U.S. Treasury 2.625% 2025	4,775	5,288
U.S. Treasury 2.75% 2025	100,000	109,937
U.S. Treasury 2.875% 2025	150,000	166,128
U.S. Treasury 2.875% 2025	100,000	111,236
Capital Income Builder — Page 7 of 39

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 6.875% 2025	$145,145	$187,742
U.S. Treasury 7.625% 2025	250,000	323,781
U.S. Treasury 0.375% 2026	31,574	31,486
U.S. Treasury 1.625% 2026	2,455	2,603
U.S. Treasury 1.75% 2026	1,833	1,958
U.S. Treasury 1.875% 2026	1,132	1,215
U.S. Treasury 6.00% 2026	206,000	263,197
U.S. Treasury 6.50% 2026	178,000	238,325
U.S. Treasury 6.75% 2026	35,000	46,934
U.S. Treasury 2.25% 2027	75	82
U.S. Treasury 6.125% 2027[8]	317,000	431,194
U.S. Treasury 6.375% 2027	85,000	116,171
U.S. Treasury 6.625% 2027	65,000	88,364
U.S. Treasury 2.875% 2028	221,325	254,519
U.S. Treasury 3.125% 2028	192	225
U.S. Treasury 5.25% 2028	89,000	118,667
U.S. Treasury 5.50% 2028	140,000	188,152
U.S. Treasury 5.25% 2029	25,000	33,523
U.S. Treasury 6.125% 2029	30,000	42,933
U.S. Treasury 0.875% 2030	41,386	40,607
U.S. Treasury 6.25% 2030[8]	193,000	283,785
U.S. Treasury 1.125% 2040	228,288	208,875
U.S. Treasury 1.375% 2040	3,047	2,904
U.S. Treasury 2.50% 2046	29,300	33,640
U.S. Treasury 2.875% 2046	20,300	24,938
U.S. Treasury 3.00% 2047[8]	116,000	145,980
U.S. Treasury 2.875% 2049	41,800	51,809
U.S. Treasury 3.00% 2049[8]	228,388	289,131
U.S. Treasury 1.25% 2050	312,000	270,032
U.S. Treasury 1.375% 2050	471,978	421,753
U.S. Treasury 1.625% 2050[8]	440,000	418,413
		7,678,247
U.S. Treasury inflation-protected securities 0.65%
U.S. Treasury Inflation-Protected Security 0.50% 2024[9]	154,773	167,194
U.S. Treasury Inflation-Protected Security 0.375% 2027[9]	79,788	90,586
U.S. Treasury Inflation-Protected Security 0.50% 2028[9]	131,876	150,771
U.S. Treasury Inflation-Protected Security 2.125% 2041[9]	879	1,373
U.S. Treasury Inflation-Protected Security 1.00% 2049[9]	139,303	193,009
U.S. Treasury Inflation-Protected Security 0.25% 2050[9]	55,672	64,956
		667,889
Total U.S. Treasury bonds & notes		8,346,136
Corporate bonds, notes & loans 6.35% Financials 1.00%
ACE Capital Trust II, junior subordinated, 9.70% 2030	7,210	11,137
ACE INA Holdings Inc. 2.875% 2022	2,910	3,028
ACE INA Holdings Inc. 3.35% 2026	2,905	3,255
ACE INA Holdings Inc. 4.35% 2045	3,230	4,261
Allstate Corp. 3.85% 2049	5,000	6,164
Ally Financial Inc. 5.75% 2025	2,500	2,913
Ally Financial Inc. 8.00% 2031	3,085	4,468
American International Group, Inc. 4.20% 2028	14,815	17,374
Capital Income Builder — Page 8 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
American International Group, Inc. 4.375% 2050	$10,310	$12,708
AON Corp. 2.20% 2022	5,120	5,296
Australia & New Zealand Banking Group Ltd. 2.625% 2022	15,000	15,470
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)[10]	3,025	3,133
Bank of America Corp. 0.81% 2024 (USD-SOFR + 0.74% on 10/24/2023)[10]	14,750	14,846
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[10]	2,662	2,822
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[10]	7,740	8,404
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[10]	9,420	10,563
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)[10]	7,242	8,530
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[10]	15,275	16,838
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[10]	8,000	7,946
Bank of New York Mellon Corp., Series G, junior subordinated, 4.70% 2049, (UST Yield Curve Rate T Note Constant Maturity 5-year + 4.358% on 9/20/2025)[10]	2,175	2,387
Barclays Bank PLC 4.95% 2047	4,000	5,198
Berkshire Hathaway Finance Corp. 4.20% 2048	18,300	23,129
Berkshire Hathaway Inc. 2.20% 2021	2,500	2,504
BNP Paribas 3.50% 2023[4]	25,000	26,542
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[10]	3,475	3,775
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[10]	4,127	4,303
Cooperatieve Rabobank UA 2.625% 2024[4]	4,450	4,747
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[4,10]	5,000	5,222
Credit Suisse Group AG 3.80% 2023	12,050	12,972
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[4,10]	12,338	14,310
Danske Bank AS 3.875% 2023[4]	9,250	9,964
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[10]	995	1,024
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[10]	3,775	3,832
FS Energy and Power Fund 7.50% 2023[4]	2,980	2,980
Goldman Sachs Group, Inc. 5.75% 2022	7,500	7,897
Goldman Sachs Group, Inc. 1.824% 2023[11]	1,465	1,518
Goldman Sachs Group, Inc. 3.50% 2025	25,571	28,243
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[10]	15,772	18,072
Goldman Sachs Group, Inc. 2.60% 2030	8,367	8,856
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[10]	16,108	16,114
Groupe BPCE SA 2.75% 2023[4]	22,675	23,688
Hartford Financial Services Group, Inc. 2.80% 2029	16,705	17,975
Hartford Financial Services Group, Inc. 3.60% 2049	1,818	2,078
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[10]	3,000	3,118
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[10]	12,500	14,658
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[10]	13,250	15,077
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[10]	2,170	2,208
HSBC Holdings PLC 2.848% 2031 (USD-SOFR + 2.387% on 6/4/2030)[10]	8,923	9,439
Icahn Enterprises Finance Corp. 4.375% 2029[4]	3,580	3,559
Intercontinental Exchange, Inc. 2.65% 2040	2,275	2,259
Intesa Sanpaolo SpA 3.375% 2023[4]	4,100	4,285
Intesa Sanpaolo SpA 5.017% 2024[4]	9,100	9,905
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[10]	7,560	8,298
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[10]	15,076	15,948
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[10]	7,650	8,575
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[10]	3,473	4,082
JPMorgan Chase & Co. 1.764% 2031 (USD-SOFR + 1.05% on 11/19/2030)[10]	11,523	11,333
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[10]	15,000	18,063
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[10]	34,255	34,348
JPMorgan Chase & Co., Series I, junior subordinated, 3.682% (3-month USD-LIBOR + 3.47%)[10]	10,416	10,366
Ladder Capital Corp. 4.25% 2027[4]	3,000	2,882
Capital Income Builder — Page 9 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Lloyds Banking Group PLC 3.87% 2025 (UST Yield Curve Rate T Note Constant Maturity 1-year + 3.50% on 7/9/2024)[10]	$18,013	$19,809
Lloyds Banking Group PLC 4.45% 2025	10,475	11,948
Lloyds Banking Group PLC 4.375% 2028	5,375	6,304
LPL Financial Holdings Inc. 5.75% 2025[4]	1,650	1,709
LPL Financial Holdings Inc. 4.625% 2027[4]	6,275	6,569
Marsh & McLennan Companies, Inc. 2.25% 2030	6,708	6,974
Marsh & McLennan Companies, Inc. 4.90% 2049	2,730	3,789
MetLife, Inc. 4.55% 2030	11,593	14,236
Metropolitan Life Global Funding I 1.55% 2031[4]	14,288	14,135
Morgan Stanley 2.50% 2021	15,000	15,076
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[10]	16,250	17,395
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[10]	27,305	29,154
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[10]	44,269	46,528
Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)[10]	9,391	9,268
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[10]	15,772	15,767
MSCI Inc. 4.00% 2029[4]	250	266
MSCI Inc. 3.875% 2031[4]	575	612
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	715	793
Navient Corp. 6.75% 2026	5,500	6,079
Navient Corp. 5.00% 2027	2,000	2,030
New York Life Global Funding 1.70% 2021[4]	10,000	10,091
New York Life Global Funding 2.25% 2022[4]	3,705	3,813
New York Life Insurance Company 3.75% 2050[4]	7,437	8,627
Prudential Financial, Inc. 4.35% 2050	3,185	3,991
Prudential Financial, Inc. 3.70% 2051	5,495	6,277
Rede D’Or Finance SARL 4.50% 2030[4]	5,600	5,731
Royal Bank of Canada 0.875% 2026	18,441	18,444
Royal Bank of Scotland PLC 3.073% 2028 (UST Yield Curve Rate T Note Constant Maturity 1-year + 2.55% on 5/22/2027)[10]	4,375	4,734
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[10]	4,275	4,999
Springleaf Finance Corp. 6.125% 2024	1,000	1,094
Starwood Property Trust, Inc. 5.00% 2021	2,000	2,031
Toronto-Dominion Bank 0.75% 2026	23,738	23,654
Travelers Companies, Inc. 4.00% 2047	1,315	1,650
Travelers Companies, Inc. 4.05% 2048	2,753	3,498
Travelers Companies, Inc. 2.55% 2050	859	851
U.S. Bancorp 3.15% 2027	4,000	4,485
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[4,10]	6,500	7,168
UniCredit SpA 3.75% 2022[4]	8,820	9,112
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[4,10]	671	745
Wells Fargo & Company 2.10% 2021	15,000	15,137
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[10]	12,975	13,714
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[10]	18,824	19,667
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[10]	6,950	7,643
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[10]	13,519	14,165
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[10]	10,599	11,133
Westpac Banking Corp. 2.668% 2035 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.75% on 11/15/2030)[10]	2,325	2,352
Willis North America Inc. 3.875% 2049	1,944	2,300
		1,020,436
Capital Income Builder — Page 10 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy 0.98%	Principal amount (000)	Value (000)
AI Candelaria (Spain), S.L.U. 7.50% 2028[4]	$1,174	$1,352
Apache Corp. 4.25% 2030	16,930	16,750
Apache Corp. 5.35% 2049	1,250	1,234
Baker Hughes, a GE Co. 4.486% 2030	3,396	4,039
Baker Hughes, a GE Co. 4.08% 2047	1,898	2,118
BP Capital Markets America Inc. 2.772% 2050	3,846	3,584
BP Capital Markets America Inc. 2.939% 2051	7,590	7,340
BP Capital Markets PLC 3.00% 2050	4,142	4,039
Canadian Natural Resources Ltd. 2.95% 2023	10,190	10,625
Canadian Natural Resources Ltd. 3.80% 2024	1,975	2,136
Canadian Natural Resources Ltd. 3.85% 2027	12,548	14,141
Canadian Natural Resources Ltd. 2.95% 2030	3,873	4,037
Cenovus Energy Inc. 3.80% 2023	3,060	3,225
Cenovus Energy Inc. 5.25% 2037	2,150	2,419
Cenovus Energy Inc. 5.40% 2047	5,935	6,959
Cheniere Energy Partners, LP 5.25% 2025	2,500	2,569
Cheniere Energy, Inc. 3.70% 2029	5,684	6,217
Chevron Corp. 2.236% 2030	11,086	11,604
Chevron Corp. 3.078% 2050	1,273	1,330
Chevron U.S.A. Inc. 5.05% 2044	596	808
Chevron USA Inc. 0.687% 2025	2,765	2,755
Chevron USA Inc. 3.25% 2029	4,050	4,573
Chevron USA Inc. 4.95% 2047	3,676	5,015
Chevron USA Inc. 2.343% 2050	1,177	1,076
CITGO Petroleum Corp. 7.00% 2025[4]	4,900	4,976
Concho Resources Inc. 4.30% 2028	11,145	13,025
Concho Resources Inc. 4.85% 2048	11,238	14,713
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[4,12]	638	182
DCP Midstream Operating LP 5.375% 2025	2,000	2,144
DCP Midstream Operating LP 5.625% 2027	4,000	4,364
Diamond Offshore Drilling, Inc. 4.875% 2043[13]	12,185	1,758
Diamondback Energy, Inc. 4.75% 2025	2,000	2,265
Enbridge Energy Partners, LP 5.875% 2025	21,262	25,723
Enbridge Energy Partners, LP 5.50% 2040	3,500	4,304
Enbridge Energy Partners, LP 7.375% 2045	22,161	33,642
Endeavor Energy Resources, LP 6.625% 2025[4]	2,850	3,049
Energy Transfer Operating, LP 5.00% 2050	10,557	10,960
Energy Transfer Partners, LP 4.20% 2027	9,400	10,423
Energy Transfer Partners, LP 6.125% 2045	2,295	2,586
Energy Transfer Partners, LP 5.30% 2047	10,825	11,417
Energy Transfer Partners, LP 6.00% 2048	2,539	2,888
Energy Transfer Partners, LP 6.25% 2049	7,363	8,722
Energy Transfer Partners, LP, junior subordinated, 6.25% (3-month USD-LIBOR + 4.028% on 2/15/2023)[10]	7,500	6,094
Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 2/15/2028)[10]	5,220	4,483
Enterprise Products Operating LLC 2.80% 2030	377	404
Enterprise Products Operating LLC 4.20% 2050	2,795	3,142
Enterprise Products Operating LLC 3.20% 2052	4,218	4,063
EOG Resources, Inc. 4.375% 2030	1,090	1,298
EOG Resources, Inc. 4.95% 2050	4,027	5,218
EQM Midstream Partners, LP 6.00% 2025[4]	2,500	2,618
EQM Midstream Partners, LP 6.50% 2027[4]	1,255	1,346
EQM Midstream Partners, LP 4.50% 2029[4]	2,290	2,215
EQT Corp. 7.875% 2025	2,000	2,360
EQT Corp. 3.90% 2027	3,020	3,141
Capital Income Builder — Page 11 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
EQT Corp. 5.00% 2029	$155	$169
EQT Corp. 8.75% 2030	15,000	19,147
Equinor ASA 3.625% 2028	13,165	15,109
Equinor ASA 3.25% 2049	7,583	8,038
Equinor ASA 3.70% 2050	3,550	4,091
Exxon Mobil Corp. 2.61% 2030	20,000	21,360
Exxon Mobil Corp. 3.452% 2051	9,749	10,623
Gray Oak Pipeline, LLC 2.60% 2025[4]	1,952	2,020
Harvest Midstream I, LP, 7.50% 2028[4]	3,000	3,158
Hilcorp Energy I, LP 5.75% 2029[4]	665	677
Hilcorp Energy I, LP 6.00% 2031[4]	450	458
Indigo Natural Resources LLC 5.375% 2029[4]	1,085	1,074
Kinder Morgan Energy Partners, LP 5.00% 2043	6,749	7,844
Kinder Morgan Energy Partners, LP 5.50% 2044	1,600	1,964
Kinder Morgan, Inc. 3.15% 2023	1,190	1,249
Kinder Morgan, Inc. 4.30% 2025	39,379	44,523
Kinder Morgan, Inc. 4.30% 2028	15,000	17,391
Kinder Morgan, Inc. 2.00% 2031	3,000	2,927
Kinder Morgan, Inc. 5.55% 2045	34,704	43,521
Kinder Morgan, Inc. 5.05% 2046	2,500	2,973
Kinder Morgan, Inc. 5.20% 2048	6,168	7,558
Kinder Morgan, Inc. 3.25% 2050	9,294	8,789
Leviathan Bond Ltd. 6.75% 2030[4]	1,390	1,586
Magellan Midstream Partners, LP 3.95% 2050	4,000	4,268
Marathon Oil Corp. 4.40% 2027	3,375	3,806
MPLX LP 3.50% 2022	5,000	5,256
MPLX LP 1.75% 2026	1,846	1,884
MPLX LP 4.125% 2027	2,445	2,792
MPLX LP 4.00% 2028	6,080	6,922
MPLX LP 2.65% 2030	4,654	4,767
MPLX LP 5.20% 2047	505	602
MPLX LP 5.50% 2049	17,368	21,717
Murphy Oil Corp. 5.875% 2027	1,005	956
Neptune Energy Group Holdings Ltd. 6.625% 2025[4]	4,955	4,856
NGL Energy Operating LLC 7.50% 2026[4]	7,435	7,556
NGPL PipeCo LLC 7.768% 2037[4]	2,000	2,713
Northriver Midstream Finance LP 5.625% 2026[4]	3,000	3,077
NuStar Logistics, LP 5.75% 2025	2,870	3,046
Occidental Petroleum Corp. 4.85% 2021	414	415
Occidental Petroleum Corp. 2.90% 2024	12,841	12,440
Occidental Petroleum Corp. 5.50% 2025	1,400	1,472
Occidental Petroleum Corp. 5.875% 2025	2,880	3,023
Occidental Petroleum Corp. 3.20% 2026	789	743
Occidental Petroleum Corp. 3.50% 2029	3,555	3,303
Occidental Petroleum Corp. 4.40% 2049	6,000	5,111
Oleoducto Central SA 4.00% 2027[4]	1,065	1,156
ONEOK, Inc. 2.20% 2025	966	1,007
ONEOK, Inc. 5.85% 2026	4,557	5,448
ONEOK, Inc. 4.00% 2027	616	685
ONEOK, Inc. 4.55% 2028	203	232
ONEOK, Inc. 4.35% 2029	360	405
ONEOK, Inc. 3.10% 2030	2,809	2,921
ONEOK, Inc. 6.35% 2031	9,384	12,012
ONEOK, Inc. 4.95% 2047	628	703
Capital Income Builder — Page 12 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
ONEOK, Inc. 5.20% 2048	$8,361	$9,535
ONEOK, Inc. 4.45% 2049	1,510	1,550
ONEOK, Inc. 7.15% 2051	4,196	5,755
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	10,000	9,415
Petrobras Global Finance Co. 5.60% 2031	1,350	1,509
Petrobras Global Finance Co. 7.25% 2044	300	370
Petrobras Global Finance Co. 6.75% 2050	3,700	4,337
Petrobras Global Finance Co. 6.85% 2115	1,035	1,209
Petróleos Mexicanos 6.875% 2025[4]	5,500	6,000
Petróleos Mexicanos 4.50% 2026	2,032	2,010
Petróleos Mexicanos 6.84% 2030	3,618	3,641
Petróleos Mexicanos 5.95% 2031	580	550
Petróleos Mexicanos 6.75% 2047	1,190	1,041
Petróleos Mexicanos 6.35% 2048	4,571	3,830
Petróleos Mexicanos 7.69% 2050	2,200	2,083
Petróleos Mexicanos 6.95% 2060	1,275	1,119
Phillips 66 4.30% 2022	11,525	12,037
Phillips 66 Partners LP 3.605% 2025	540	586
Phillips 66 Partners LP 3.55% 2026	2,600	2,840
Phillips 66 Partners LP 3.75% 2028	670	728
Phillips 66 Partners LP 4.68% 2045	160	172
Phillips 66 Partners LP 4.90% 2046	735	816
Pioneer Natural Resources Company 1.90% 2030	14,044	13,711
Pioneer Natural Resources Company 2.15% 2031	7,911	7,841
Plains All American Pipeline, LP 3.80% 2030	1,135	1,202
QEP Resources, Inc. 5.25% 2023	5,130	5,406
Rattler Midstream Partners LP 5.625% 2025[4]	875	918
Sabine Pass Liquefaction, LLC 5.625% 2025	6,450	7,528
Sabine Pass Liquefaction, LLC 5.00% 2027	4,575	5,413
Sabine Pass Liquefaction, LLC 4.20% 2028	1,275	1,448
Sabine Pass Liquefaction, LLC 4.50% 2030[4]	13,400	15,628
Schlumberger BV 4.00% 2025[4]	16,490	18,675
Shell International Finance BV 3.25% 2050	10,158	10,929
Southwestern Energy Co. 7.50% 2026	2,300	2,406
Southwestern Energy Co. 8.375% 2028	320	343
Sunoco Logistics Operating Partners, LP 4.00% 2027	1,325	1,461
Sunoco Logistics Operating Partners, LP 5.40% 2047	10,286	10,959
Sunoco LP 4.50% 2029[4]	1,700	1,741
Targa Resources Partners LP 6.875% 2029	3,110	3,438
Targa Resources Partners LP 5.50% 2030	4,320	4,597
TC PipeLines, LP 4.375% 2025	1,984	2,227
Total Capital International 2.434% 2025	7,988	8,499
Total Capital International 3.127% 2050	11,925	12,334
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[10]	49,286	54,883
TransCanada Corp., junior subordinated, (3-month USD-LIBOR + 2.21%) 2.431% 2067[11]	1,000	813
TransCanada PipeLines Ltd. 4.10% 2030	14,805	17,208
TransCanada PipeLines Ltd. 4.875% 2048	7,500	9,342
Transportadora de Gas Peru SA 4.25% 2028[4]	1,090	1,227
Valaris PLC 5.20% 2025[13]	4,265	328
Valaris PLC 5.75% 2044[13]	1,750	121
Western Gas Partners LP 3.95% 2025	1,520	1,546
Western Gas Partners LP 4.65% 2026	3,105	3,266
Western Midstream Operating, LP 4.10% 2025[10]	5,040	5,227
Western Midstream Operating, LP 4.05% 2030	3,755	4,135
Capital Income Builder — Page 13 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Western Midstream Operating, LP 5.25% 2050	$3,956	$4,458
Williams Companies, Inc. 3.50% 2030	8,885	9,816
Williams Partners LP 6.30% 2040	11,135	14,591
Williams Partners LP 5.10% 2045	3,874	4,682
		1,004,491
Health care 0.82%
Abbott Laboratories 3.40% 2023	3,702	3,999
Abbott Laboratories 3.75% 2026	3,549	4,115
AbbVie Inc. 2.30% 2021	1,995	2,004
AbbVie Inc. 5.00% 2021	17,996	18,521
AbbVie Inc. 2.90% 2022	10,000	10,436
AbbVie Inc. 3.45% 2022	3,000	3,087
AbbVie Inc. 3.80% 2025	5,573	6,196
AbbVie Inc. 2.95% 2026	27,523	30,303
AbbVie Inc. 3.20% 2029	40,006	44,295
AbbVie Inc. 4.75% 2045	1,000	1,275
Aetna Inc. 2.80% 2023	1,095	1,152
Amgen Inc. 2.45% 2030	20,000	21,133
Amgen Inc. 3.15% 2040	3,515	3,730
Amgen Inc. 3.375% 2050	6,000	6,457
Anthem, Inc. 2.95% 2022	12,000	12,528
Anthem, Inc. 2.375% 2025	6,984	7,416
AstraZeneca PLC 4.00% 2029	19,681	23,181
Bayer US Finance II LLC 4.375% 2028[4]	3,000	3,521
Becton, Dickinson and Company 2.894% 2022	2,213	2,282
Becton, Dickinson and Company 3.363% 2024	10,000	10,865
Becton, Dickinson and Company 3.734% 2024	1,504	1,664
Becton, Dickinson and Company 3.70% 2027	11,049	12,663
Boston Scientific Corp. 3.375% 2022	1,576	1,636
Boston Scientific Corp. 2.65% 2030	20,633	21,874
Bristol-Myers Squibb Company 2.90% 2024	19,070	20,666
Bristol-Myers Squibb Company 3.40% 2029	10,719	12,269
Bristol-Myers Squibb Company 2.55% 2050	2,300	2,228
Centene Corp. 4.25% 2027	8,875	9,409
Centene Corp. 3.00% 2030	2,590	2,712
Centene Corp. 3.375% 2030	5,344	5,606
CVS Health Corp. 4.30% 2028	7,710	9,063
CVS Health Corp. 1.75% 2030	1,635	1,612
CVS Health Corp. 3.75% 2030	1,865	2,140
CVS Health Corp. 5.05% 2048	4,125	5,409
DaVita Inc. 4.625% 2030[4]	3,820	4,015
Eli Lilly and Co. 2.25% 2050	830	777
EMD Finance LLC 2.95% 2022[4]	4,900	5,023
EMD Finance LLC 3.25% 2025[4]	18,845	20,577
Emergent BioSolutions Inc. 3.875% 2028[4]	1,070	1,100
Encompass Health Corp. 4.50% 2028	1,270	1,325
Encompass Health Corp. 4.75% 2030	1,515	1,632
Encompass Health Corp. 4.625% 2031	470	500
Endo International PLC 5.875% 2024[4]	225	228
Gilead Sciences, Inc. 2.80% 2050	613	596
GlaxoSmithKline PLC 3.375% 2023	25,000	26,730
GlaxoSmithKline PLC 3.875% 2028	266	313
GlaxoSmithKline PLC 3.375% 2029	2,734	3,147
Capital Income Builder — Page 14 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
HCA Inc. 4.125% 2029	$8,450	$9,696
HCA Inc. 5.875% 2029	2,500	2,982
HCA Inc. 5.25% 2049	5,000	6,389
Laboratory Corp. of America Holdings 4.70% 2045	6,900	8,815
Mallinckrodt PLC 5.625% 2023[4,13]	3,000	1,245
Merck & Co., Inc. 4.00% 2049	3,170	4,015
Molina Healthcare, Inc. 4.375% 2028[4]	1,595	1,664
Molina Healthcare, Inc. 3.875% 2030[4]	2,000	2,143
Novartis Capital Corp. 1.75% 2025	7,322	7,653
Novartis Capital Corp. 2.20% 2030	15,469	16,442
Pfizer Inc. 3.20% 2023	25,389	27,263
Pfizer Inc. 3.45% 2029	7,662	8,817
Pfizer Inc. 1.70% 2030	1,735	1,758
Regeneron Pharmaceuticals, Inc. 1.75% 2030	6,853	6,684
Regeneron Pharmaceuticals, Inc. 2.80% 2050	3,886	3,642
Shire PLC 2.875% 2023	2,730	2,888
Shire PLC 3.20% 2026	36,068	40,092
Syneos Health, Inc. 3.625% 2029[4]	1,540	1,542
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	18,060	22,350
Takeda Pharmaceutical Company, Ltd. 3.175% 2050	2,609	2,679
Tenet Healthcare Corp. 7.50% 2025[4]	1,500	1,623
Tenet Healthcare Corp. 5.125% 2027[4]	6,000	6,338
Teva Pharmaceutical Finance Co. BV 2.20% 2021	9,457	9,466
Teva Pharmaceutical Finance Co. BV 2.80% 2023	19,620	19,487
Teva Pharmaceutical Finance Co. BV 6.00% 2024	34,087	35,978
Teva Pharmaceutical Finance Co. BV 7.125% 2025	3,500	3,861
Teva Pharmaceutical Finance Co. BV 3.15% 2026	101,854	97,334
Teva Pharmaceutical Finance Co. BV 6.75% 2028	24,805	27,798
Teva Pharmaceutical Finance Co. BV 4.10% 2046	20,859	18,379
UnitedHealth Group Inc. 2.125% 2021	2,000	2,004
UnitedHealth Group Inc. 2.375% 2024	7,005	7,463
UnitedHealth Group Inc. 3.50% 2024	3,485	3,802
UnitedHealth Group Inc. 3.70% 2025	2,180	2,480
UnitedHealth Group Inc. 3.75% 2025	4,090	4,634
UnitedHealth Group Inc. 2.875% 2029	5,945	6,599
UnitedHealth Group Inc. 3.70% 2049	2,760	3,275
Upjohn Inc. 2.70% 2030[4]	7,566	7,957
Upjohn Inc. 3.85% 2040[4]	934	1,033
Upjohn Inc. 4.00% 2050[4]	4,079	4,557
Zimmer Holdings, Inc. 3.15% 2022	2,400	2,465
		836,702
Utilities 0.67%
AEP Transmission Co. LLC 3.65% 2050	2,675	3,118
AES Corp. 3.95% 2030[4]	1,225	1,375
AES Corp. 2.45% 2031[4]	4,700	4,713
AES Panama Generation Holdings SRL 4.375% 2030[4]	1,095	1,181
Ameren Corp. 2.50% 2024	1,616	1,724
Ameren Corp. 3.50% 2031	20,125	22,849
Ameren Corp. 3.25% 2050	3,625	4,028
American Electric Power Co., Inc. 1.00% 2025	2,475	2,493
American Electric Power Company, Inc. 3.25% 2050	775	804
Berkshire Hathaway Energy Company 4.05% 2025[4]	4,125	4,657
Berkshire Hathaway Energy Company 2.85% 2051[4]	16,941	16,957
Capital Income Builder — Page 15 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
CenterPoint Energy, Inc. 2.50% 2022	$6,000	$6,195
CenterPoint Energy, Inc. 3.85% 2024	9,758	10,656
CenterPoint Energy, Inc. 2.95% 2030	5,450	5,900
CenterPoint Energy, Inc. 2.90% 2050	150	159
CMS Energy Corp. 3.00% 2026	703	773
CMS Energy Corp. 4.875% 2044	1,275	1,639
Commonwealth Edison Co. 2.95% 2027	7,450	8,288
Consumers Energy Co. 3.25% 2046	3	3
Consumers Energy Co. 4.05% 2048	11,425	14,471
Consumers Energy Co. 3.10% 2050	12,402	13,699
Consumers Energy Co. 3.75% 2050	5,625	6,840
Dominion Resources, Inc. 2.00% 2021	6,570	6,621
Dominion Resources, Inc. 3.375% 2030	3,167	3,541
Dominion Resources, Inc., junior subordinated, 3.071% 2024[10]	5,225	5,681
Duke Energy Carolinas, LLC 2.45% 2029	13,675	14,621
Duke Energy Carolinas, LLC 3.20% 2049	2,373	2,587
Duke Energy Corp. 3.95% 2023	985	1,070
Duke Energy Ohio, Inc. 2.125% 2030	1,325	1,374
Edison International 3.55% 2024	9,775	10,566
Edison International 4.95% 2025	2,925	3,330
Edison International 5.75% 2027	5,642	6,795
Edison International 4.125% 2028	2,158	2,377
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[10]	20,554	24,033
Emera US Finance LP 2.70% 2021	2,885	2,905
Empresas Publicas de Medellin E.S.P. 4.25% 2029	2,000	2,129
Empresas Publicas de Medellin ESP 4.375% 2031[4]	1,120	1,193
ENN Energy Holdings Ltd. 2.625% 2030[4]	4,254	4,286
Entergy Corp. 4.00% 2022	4,435	4,643
Entergy Corp. 2.95% 2026	7,750	8,532
Entergy Corp. 1.60% 2030	2,000	1,983
Entergy Corp. 3.75% 2050	1,675	1,853
Entergy Louisiana, LLC 4.20% 2048	7,950	9,952
Entergy Texas, Inc. 1.75% 2031	2,150	2,134
Evergy Metro, Inc. 2.25% 2030	5,100	5,373
Eversource Energy 2.375% 2022	1,410	1,452
Eversource Energy 2.75% 2022	528	541
Eversource Energy 2.80% 2023	1,870	1,960
Eversource Energy 3.80% 2023	15,000	16,391
Exelon Corp. 3.40% 2026	1,570	1,756
Exelon Corp. 4.45% 2046	8,115	9,985
Exelon Corp., junior subordinated, 3.497% 2022[10]	12,000	12,456
FirstEnergy Corp. 2.05% 2025	1,000	999
FirstEnergy Corp. 1.60% 2026	2,600	2,532
FirstEnergy Corp. 4.40% 2027[10]	27,785	30,388
FirstEnergy Corp. 3.50% 2028[4]	8,725	9,257
FirstEnergy Corp. 2.25% 2030	4,725	4,504
FirstEnergy Corp. 7.375% 2031	81	114
FirstEnergy Corp. 3.40% 2050	11,650	11,016
FirstEnergy Corp., Series B, 4.25% 2023 (4.75% on 3/15/2021)[10]	2,000	2,104
Florida Power & Light Co. 2.85% 2025	3,381	3,677
Florida Power & Light Co. 3.15% 2049	240	267
IPALCO Enterprises, Inc. 3.70% 2024	2,000	2,183
Jersey Central Power & Light Co. 4.30% 2026[4]	1,935	2,166
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	750	802
Capital Income Builder — Page 16 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	$2,500	$2,788
Northern States Power Co. 3.60% 2046	1,195	1,402
Northern States Power Co. 2.60% 2051	1,312	1,331
NSTAR Electric Co. 3.95% 2030	1,075	1,287
Oncor Electric Delivery Company LLC 0.55% 2025[4]	7,000	6,964
Pacific Gas and Electric Co. 3.25% 2023	16,490	17,205
Pacific Gas and Electric Co. 3.85% 2023	2,327	2,485
Pacific Gas and Electric Co. 4.25% 2023	2,757	2,962
Pacific Gas and Electric Co. 3.40% 2024	3,665	3,934
Pacific Gas and Electric Co. 3.75% 2024	855	919
Pacific Gas and Electric Co. 2.95% 2026	12,987	13,755
Pacific Gas and Electric Co. 3.30% 2027	1,749	1,875
Pacific Gas and Electric Co. 3.30% 2027	738	798
Pacific Gas and Electric Co. 4.65% 2028	2,500	2,865
Pacific Gas and Electric Co. 4.55% 2030	1,100	1,257
Pacific Gas and Electric Co. 2.50% 2031	45,870	45,604
Pacific Gas and Electric Co. 3.30% 2040	10,657	10,518
Pacific Gas and Electric Co. 3.50% 2050	32,794	31,516
PacifiCorp. 3.30% 2051	1,850	2,045
PacifiCorp., First Mortgage Bonds, 2.70% 2030	1,225	1,332
Pennsylvania Electric Co. 3.25% 2028[4]	6,000	6,356
PG&E Corp. 5.00% 2028	1,595	1,713
PG&E Corp. 5.25% 2030	890	980
Progress Energy, Inc. 7.00% 2031	4,000	5,687
Progress Energy, Inc. 7.75% 2031	2,500	3,697
Public Service Company of Colorado 3.80% 2047	685	829
Public Service Electric and Gas Co. 3.20% 2029	9,000	10,149
Public Service Electric and Gas Co. 3.85% 2049	490	607
Public Service Electric and Gas Co. 2.05% 2050	50	45
Public Service Enterprise Group Inc. 3.20% 2049	5,768	6,410
Puget Energy, Inc. 5.625% 2022	6,525	6,917
Puget Energy, Inc. 3.65% 2025	8,500	9,386
San Diego Gas & Electric Co. 1.70% 2030	7,750	7,707
San Diego Gas & Electric Co. 4.10% 2049	1,750	2,145
San Diego Gas & Electric Co. 3.32% 2050	3,675	4,044
Southern California Edison Co., (3-month USD-LIBOR + 0.27%) 0.502% 2021[11]	6,200	6,206
Southern California Edison Co. 1.845% 2022	3,305	3,312
Southern California Edison Co. 3.65% 2028	3,033	3,418
Southern California Edison Co. 2.85% 2029	4,667	5,020
Southern California Edison Co. 4.20% 2029	7,000	8,198
Southern California Edison Co. 2.25% 2030	4,515	4,636
Southern California Edison Co. 4.00% 2047	16,006	17,924
Southern California Edison Co. 4.125% 2048	6,833	7,829
Southern California Edison Co. 4.875% 2049	1,625	2,059
Southern California Edison Co. 3.65% 2050	250	270
Southern California Edison Co. 2.95% 2051	2,541	2,439
Southern California Edison Co., Series C, 3.60% 2045	4,463	4,750
Southern California Gas Company 2.55% 2030	1,925	2,056
Talen Energy Corp. 7.25% 2027[4]	2,290	2,426
Talen Energy Supply, LLC 7.625% 2028[4]	705	761
Tampa Electric Co. 2.60% 2022	1,200	1,236
Virginia Electric and Power Co. 3.45% 2024	1,860	2,006
Virginia Electric and Power Co. 2.45% 2050	950	907
Virginia Electric and Power Co., Series B, 3.45% 2022	1,330	1,384
Capital Income Builder — Page 17 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Wisconsin Power and Light Co. 3.65% 2050	$800	$941
Xcel Energy Inc. 2.60% 2029	3,875	4,151
Xcel Energy Inc. 6.50% 2036	3,000	4,444
Xcel Energy Inc. 3.50% 2049	7,100	7,910
		688,448
Communication services 0.65%
Alphabet Inc. 2.05% 2050	7,400	6,727
América Móvil, SAB de CV 6.45% 2022	MXN45,000	2,244
América Móvil, SAB de CV 8.46% 2036	147,200	7,816
AT&T Inc. 2.75% 2031	$8,700	9,100
AT&T Inc. 2.25% 2032	7,565	7,480
AT&T Inc. 2.55% 2033[4]	5,181	5,171
AT&T Inc. 3.30% 2052	9,350	8,822
AT&T Inc. 3.50% 2053[4]	25,039	24,171
Cablevision Systems Corp. 5.75% 2030[4]	2,500	2,687
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	2,500	2,771
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[4]	3,275	3,397
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	1,400	1,554
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	3,945	4,483
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[4]	2,000	2,103
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[4]	24,800	26,148
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[4]	2,475	2,636
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[4]	7,300	7,489
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[4]	18,550	19,319
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	6,943	6,873
CenturyLink, Inc. 7.50% 2024	17,069	19,263
CenturyLink, Inc. 4.00% 2027[4]	3,950	4,090
CenturyLink, Inc., Series T, 5.80% 2022	4,818	5,041
Comcast Corp. 3.00% 2024	6,919	7,443
Comcast Corp. 3.70% 2024	7,561	8,317
Comcast Corp. 3.95% 2025	4,175	4,763
Comcast Corp. 2.35% 2027	3,220	3,452
Comcast Corp. 3.15% 2028	7,500	8,395
Comcast Corp. 2.65% 2030	30,228	32,532
Comcast Corp. 2.45% 2052	16,705	15,502
CSC Holdings, LLC 5.50% 2026[4]	2,000	2,077
Discovery Communications, Inc. 4.65% 2050	3,361	4,052
Embarq Corp. 7.995% 2036	3,000	3,682
Frontier Communications Corp. 6.25% 2021[13]	600	308
Frontier Communications Corp. 10.50% 2022[13]	5,250	2,799
Frontier Communications Corp. 11.00% 2025[13]	4,800	2,541
Lamar Media Corp. 4.875% 2029	4,650	4,941
Level 3 Communications, Inc. 3.875% 2029[4]	2,500	2,756
Level 3 Financing, Inc. 3.75% 2029[4]	2,015	2,030
Match Group, Inc. 4.625% 2028[4]	4,025	4,200
NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 2049[4]	3,815	3,829
Netflix, Inc. 3.625% 2025[4]	5,575	6,066
Netflix, Inc. 4.875% 2030[4]	4,650	5,658
OUTFRONT Media Capital LLC 4.625% 2030[4]	6,650	6,642
Scripps Escrow II, Inc. 3.875% 2029[4]	1,250	1,252
Sinclair Television Group, Inc. 4.125% 2030[4]	3,175	3,169
Sirius XM Radio Inc. 3.875% 2022[4]	4,625	4,678
SoftBank Group Corp. 3.36% 2023[4]	1,875	1,895
Capital Income Builder — Page 18 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Sprint Corp. 11.50% 2021	$124,685	$134,424
Sprint Corp. 6.875% 2028	32,170	41,359
Sprint Corp. 8.75% 2032	8,710	13,313
TEGNA Inc. 4.75% 2026[4]	975	1,035
TEGNA Inc. 4.625% 2028[4]	3,500	3,550
T-Mobile US, Inc. 3.50% 2025[4]	6,550	7,187
T-Mobile US, Inc. 6.50% 2026	8,963	9,256
T-Mobile US, Inc. 3.75% 2027[4]	10,000	11,248
T-Mobile US, Inc. 2.625% 2029	1,625	1,633
T-Mobile US, Inc. 3.875% 2030[4]	8,975	10,146
T-Mobile US, Inc. 2.55% 2031[4]	2,700	2,769
T-Mobile US, Inc. 2.875% 2031	1,625	1,641
T-Mobile US, Inc. 3.00% 2041[4]	10,991	10,841
T-Mobile US, Inc. 4.50% 2050[4]	8,200	9,678
T-Mobile US, Inc. 3.30% 2051[4]	10,108	9,923
Verizon Communications Inc. 3.00% 2027	8,850	9,758
Verizon Communications Inc. 4.329% 2028	7,846	9,344
Verizon Communications Inc. 1.68% 2030[4]	6,240	6,092
Verizon Communications Inc. 2.875% 2050	17,319	16,712
Vodafone Group PLC 5.25% 2048	5,575	7,490
Vodafone Group PLC 4.25% 2050	5,950	7,075
Walt Disney Company 3.35% 2025	7,000	7,731
Walt Disney Company 3.60% 2051	6,393	7,301
		661,870
Consumer staples 0.58%
7-Eleven, Inc. 0.80% 2024[4]	4,805	4,812
7-Eleven, Inc. 0.95% 2026[4]	3,705	3,709
7-Eleven, Inc. 1.30% 2028[4]	1,985	1,978
7-Eleven, Inc. 1.80% 2031[4]	15,300	15,192
7-Eleven, Inc. 2.50% 2041[4]	2,360	2,331
7-Eleven, Inc. 2.80% 2051[4]	7,095	7,032
Albertsons Companies, Inc. 4.875% 2030[4]	3,000	3,209
Altria Group, Inc. 4.75% 2021	1,500	1,517
Altria Group, Inc. 2.95% 2023	3,800	4,005
Altria Group, Inc. 3.80% 2024	7,692	8,391
Altria Group, Inc. 4.00% 2024	3,000	3,302
Altria Group, Inc. 2.625% 2026	1,375	1,485
Altria Group, Inc. 4.40% 2026	17,972	20,720
Altria Group, Inc. 4.80% 2029	16,105	19,148
Altria Group, Inc. 5.95% 2049	10,267	13,938
Altria Group, Inc. 4.45% 2050	778	891
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	12,500	15,710
Anheuser-Busch InBev NV 4.75% 2029	25,627	31,138
Anheuser-Busch InBev NV 4.60% 2048	2,958	3,598
Anheuser-Busch InBev NV 5.55% 2049	7,826	10,685
Anheuser-Busch InBev NV 4.50% 2050	2,500	3,028
ARAMARK Corp. 6.375% 2025[4]	2,000	2,129
British American Tobacco PLC 3.557% 2027	45,650	50,761
British American Tobacco PLC 4.70% 2027	7,862	9,190
British American Tobacco PLC 4.906% 2030	5,000	5,923
British American Tobacco PLC 4.39% 2037	6,870	7,596
British American Tobacco PLC 4.54% 2047	5,724	6,255
British American Tobacco PLC 4.758% 2049	7,099	7,884
Capital Income Builder — Page 19 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Coca-Cola Co. 1.75% 2024	$15,075	$15,783
Coca-Cola Co. 2.95% 2025	7,000	7,669
Coca-Cola Co. 1.375% 2031	9,760	9,500
Coca-Cola Co. 2.50% 2051	6,180	6,032
Conagra Brands, Inc. 4.30% 2024	5,000	5,569
Conagra Brands, Inc. 4.60% 2025	6,790	7,904
Conagra Brands, Inc. 5.30% 2038	739	974
Conagra Brands, Inc. 5.40% 2048	4,640	6,442
Constellation Brands, Inc. 2.65% 2022	2,615	2,712
Constellation Brands, Inc. 2.70% 2022	415	426
Costco Wholesale Corp. 1.375% 2027	2,147	2,202
Costco Wholesale Corp. 1.60% 2030	8,546	8,606
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 0.763% 2021[11]	11,975	11,988
General Mills, Inc. 3.20% 2021	2,840	2,857
JBS Investments GmbH II 5.75% 2028[4]	4,429	4,703
JBS USA LUX SA 5.50% 2030[4]	3,150	3,583
Keurig Dr Pepper Inc. 3.551% 2021	4,675	4,723
Keurig Dr Pepper Inc. 4.057% 2023	17,120	18,517
Keurig Dr Pepper Inc. 4.597% 2028	8,441	10,188
Keurig Dr Pepper Inc. 5.085% 2048	3,198	4,354
Keurig Dr Pepper Inc. 3.80% 2050	2,434	2,800
Kimberly-Clark Corp. 3.10% 2030	472	533
Kraft Heinz Company 3.00% 2026	2,240	2,371
Kraft Heinz Company 3.875% 2027	2,795	3,063
Kraft Heinz Company 4.25% 2031	1,816	2,047
Kraft Heinz Company 5.20% 2045	8,000	9,318
Kraft Heinz Company 5.50% 2050	1,177	1,452
MARB BondCo PLC 3.95% 2031[4]	3,307	3,298
NBM US Holdings, Inc. 6.625% 2029[4]	3,000	3,384
Nestlé Holdings, Inc. 3.35% 2023[4]	14,000	15,084
PepsiCo, Inc. 2.75% 2030	10,000	10,940
PepsiCo, Inc. 1.40% 2031	4,555	4,476
PepsiCo, Inc. 3.50% 2040	8,050	9,400
Philip Morris International Inc. 2.375% 2022	5,595	5,766
Philip Morris International Inc. 2.50% 2022	5,000	5,186
Philip Morris International Inc. 2.625% 2022	6,125	6,257
Philip Morris International Inc. 2.125% 2023	2,500	2,594
Philip Morris International Inc. 1.75% 2030	8,468	8,382
Philip Morris International Inc. 2.10% 2030	7,950	8,136
Procter & Gamble Company 0.55% 2025	17,850	17,883
Procter & Gamble Company 3.00% 2030	4,159	4,713
Reckitt Benckiser Group PLC 2.375% 2022[4]	2,870	2,946
Reckitt Benckiser Treasury Services PLC 2.75% 2024[4]	2,215	2,367
Reynolds American Inc. 4.45% 2025	15,045	17,036
Reynolds American Inc. 5.85% 2045	9,362	11,853
TreeHouse Foods, Inc. 6.00% 2024[4]	250	255
TreeHouse Foods, Inc. 4.00% 2028	725	734
Wal-Mart Stores, Inc. 2.85% 2024	26,265	28,398
Wal-Mart Stores, Inc. 3.05% 2026	7,720	8,640
		599,601
Capital Income Builder — Page 20 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary 0.57%	Principal amount (000)	Value (000)
Amazon.com, Inc. 2.50% 2050	$7,035	$6,980
Amazon.com, Inc. 2.70% 2060	3,735	3,772
AutoNation, Inc. 4.75% 2030	1,535	1,850
Bayerische Motoren Werke AG 3.15% 2024[4]	11,000	11,871
BMW Finance NV 2.25% 2022[4]	3,000	3,087
Booking Holdings Inc. 4.625% 2030	8,000	9,725
Burlington Coat Factory Warehouse Corporation 6.25% 2025[4]	3,000	3,214
Carnival Corp. 11.50% 2023[4]	38,085	43,266
Carnival Corp. 10.50% 2026[4]	2,270	2,636
Ford Motor Co. 9.625% 2030	3,500	4,966
Ford Motor Credit Company LLC 4.00% 2030	5,725	5,875
General Motors Company 6.80% 2027	3,226	4,150
General Motors Financial Co. 4.375% 2021	1,000	1,026
General Motors Financial Co. 3.45% 2022	20,390	20,993
General Motors Financial Co. 4.30% 2025	5,000	5,601
Hanesbrands Inc. 5.375% 2025[4]	500	534
Harley-Davidson, Inc. 3.35% 2025[4]	3,135	3,387
Hilton Worldwide Holdings Inc. 5.75% 2028[4]	6,000	6,484
Hilton Worldwide Holdings Inc. 4.00% 2031[4]	1,195	1,230
Home Depot, Inc. 0.90% 2028	5,185	5,160
Home Depot, Inc. 2.95% 2029	4,775	5,322
Home Depot, Inc. 3.125% 2049	7,117	7,716
Hyundai Capital America 3.10% 2022[4]	26,390	27,122
International Game Technology PLC 6.25% 2027[4]	7,000	8,011
Kohl’s Corp. 9.50% 2025	2,500	3,236
Lowe’s Companies, Inc. 4.05% 2047	4	5
Lowe’s Companies, Inc. 3.00% 2050	7,647	7,814
Massachusetts Institute of Technology 2.294% 2051	5,025	4,973
McDonald’s Corp. 2.625% 2022	1,035	1,058
McDonald’s Corp. 3.35% 2023	7,718	8,194
McDonald’s Corp. 3.70% 2026	7,015	7,933
McDonald’s Corp. 2.125% 2030	4,136	4,274
McDonald’s Corp. 4.45% 2047	5,100	6,362
McDonald’s Corp. 3.625% 2049	4,898	5,541
Melco International Development Ltd. 5.375% 2029[4]	3,380	3,566
MercadoLibre, Inc. 2.375% 2026	3,520	3,551
MercadoLibre, Inc. 3.125% 2031	1,055	1,061
MGM Growth Properties LLC 5.625% 2024	2,245	2,413
MGM Growth Properties LLC 3.875% 2029[4]	1,815	1,849
MGM Resorts International 6.00% 2023	4,000	4,275
MGM Resorts International 6.75% 2025	1,500	1,608
Morongo Band of Mission Indians 7.00% 2039[4]	5,000	5,767
Newell Rubbermaid Inc. 4.35% 2023	1,750	1,846
NIKE, Inc. 3.875% 2045	7,145	8,850
Nissan Motor Co., Ltd. 3.043% 2023[4]	2,553	2,683
Nissan Motor Co., Ltd. 4.81% 2030[4]	3,750	4,184
Norwegian Cruise Line Holdings Ltd. 10.25% 2026[4]	4,745	5,516
PetSmart, Inc. 7.125% 2023[4]	7,100	7,126
PetSmart, Inc. 5.875% 2025[4]	5,645	5,825
President & Fellows of Harvard College 2.517% 2050	2,730	2,793
Royal Caribbean Cruises Ltd. 10.875% 2023[4]	61,930	69,942
Royal Caribbean Cruises Ltd. 11.50% 2025[4]	98,639	113,857
S.A.C.I. Falabella 3.75% 2027[4]	4,560	4,947
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	2,000	2,061
Capital Income Builder — Page 21 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[4]	$6,007	$6,625
Sands China Ltd. 5.40% 2028	2,000	2,307
Starbucks Corp. 3.10% 2023	28,233	29,754
Starbucks Corp. 4.50% 2048	8,190	10,402
Toyota Motor Credit Corp. 1.15% 2027	7,387	7,421
Toyota Motor Credit Corp. 3.375% 2030	3,910	4,496
Toyota Motor Credit Corporation 1.65% 2031	4,349	4,327
VICI Properties LP / VICI Note Co. Inc. 3.75% 2027[4]	2,390	2,433
VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[4]	2,145	2,235
Volkswagen Group of America Finance, LLC 4.00% 2021[4]	6,765	6,958
Wyndham Worldwide Corp. 4.375% 2028[4]	1,560	1,579
Wynn Resorts Ltd. 7.75% 2025[4]	2,325	2,499
Wynn Resorts Ltd. 5.125% 2029[4]	6,000	6,121
		584,245
Industrials 0.43%
3M Co. 3.70% 2050	1,904	2,268
Airbus Group SE 2.70% 2023[4]	4,445	4,664
Allison Transmission Holdings, Inc. 3.75% 2031[4]	2,650	2,640
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024	211	207
Avolon Holdings Funding Ltd. 3.95% 2024[4]	4,016	4,220
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[10]	6,700	7,655
Boeing Company 4.508% 2023	25,029	26,945
Boeing Company 3.10% 2026	7,750	8,222
Boeing Company 5.15% 2030	1,491	1,772
Boeing Company 3.625% 2031	9,349	10,084
Boeing Company 3.60% 2034	5,000	5,219
Boeing Company 3.90% 2049	4,696	4,804
Boeing Company 5.805% 2050	2,125	2,806
Booz Allen Hamilton Inc. 3.875% 2028[4]	1,125	1,161
Burlington Northern Santa Fe LLC 3.05% 2051	3,101	3,366
Carrier Global Corp. 2.242% 2025	1,360	1,431
Carrier Global Corp. 2.493% 2027	1,125	1,206
Carrier Global Corp. 2.722% 2030	23,777	25,221
Carrier Global Corp. 3.377% 2040	1,483	1,578
Carrier Global Corp. 3.577% 2050	3,353	3,582
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	723	721
CSX Corp. 2.40% 2030	13,078	13,918
CSX Corp. 4.50% 2049	6,729	8,686
CSX Corp. 2.50% 2051	4,175	3,903
Delta Air Lines Inc. 7.00% 2025[4]	5,000	5,801
Emerson Electric Co. 1.80% 2027	4,515	4,727
Emerson Electric Co. 1.95% 2030	5,573	5,774
Emerson Electric Co. 2.75% 2050	2,038	2,092
General Electric Capital Corp. 3.373% 2025	9,000	9,953
General Electric Capital Corp. 4.418% 2035	6,500	7,618
General Electric Co. 3.625% 2030	5,325	5,918
General Electric Co. 4.25% 2040	9,300	10,631
General Electric Co. 4.35% 2050	6,009	6,953
GFL Environmental Inc. 3.75% 2025[4]	2,500	2,555
Honeywell International Inc. 2.30% 2024	7,155	7,627
Icahn Enterprises Finance Corp. 6.25% 2026	500	529
Mexico City Airport Trust 5.50% 2047	2,500	2,513
Moog Inc. 4.25% 2027[4]	461	479
Capital Income Builder — Page 22 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Movida Europe SA 5.25% 2031[4]	$3,530	$3,539
Norfolk Southern Corp. 2.55% 2029	3,485	3,734
Norfolk Southern Corp. 3.40% 2049	2,406	2,646
Norfolk Southern Corp. 3.05% 2050	2,471	2,603
Northrop Grumman Corp. 4.40% 2030	7,000	8,524
Otis Worldwide Corp. 2.056% 2025	19,743	20,820
Otis Worldwide Corp. 2.565% 2030	8,015	8,485
Parker-Hannifin Corp. 3.25% 2029	5,235	5,843
Raytheon Technologies Corp. 3.125% 2050	11,557	12,199
Rolls-Royce PLC 5.75% 2027[4]	4,415	4,730
Simpar S/A 5.20% 2031[4]	2,730	2,748
SkyMiles IP Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 4.75% 2027[11,14]	2,000	2,101
SkyMiles IP Ltd. 4.75% 2028[4]	1,840	2,040
Spirit AeroSystems, Inc. 7.50% 2025[4]	1,640	1,762
The Brink’s Co. 5.50% 2025[4]	3,500	3,725
TransDigm Inc. 6.50% 2024	18,103	18,429
TransDigm Inc. 8.00% 2025[4]	9,568	10,474
TransDigm Inc. 6.25% 2026[4]	47,765	50,581
Union Pacific Corp. 3.15% 2024	4,500	4,843
Union Pacific Corp. 3.70% 2029	6,065	6,975
Union Pacific Corp. 2.40% 2030	3,000	3,182
Union Pacific Corp. 4.30% 2049	9,501	12,032
Union Pacific Corp. 3.95% 2059	4,500	5,395
United Airlines Holdings, Inc. 6.50% 2027[4]	3,795	4,155
United Rentals, Inc. 4.00% 2030	1,000	1,056
United Technologies Corp. 3.125% 2027	12,375	13,748
WESCO Distribution, Inc. 7.125% 2025[4]	3,150	3,432
WESCO Distribution, Inc. 7.25% 2028[4]	3,430	3,858
		443,108
Information technology 0.37%
Adobe Inc. 2.30% 2030	13,520	14,327
Apple Inc. 0.55% 2025	11,231	11,218
Apple Inc. 1.125% 2025	10,108	10,349
Apple Inc. 2.40% 2050	7,587	7,287
Black Knight Inc., 3.625% 2028[4]	1,880	1,905
Broadcom Inc. 4.70% 2025	24,028	27,438
Broadcom Inc. 4.75% 2029	5,000	5,854
Broadcom Inc. 5.00% 2030	9,193	10,956
Broadcom Inc. 2.45% 2031[4]	2,905	2,898
Broadcom Inc. 4.30% 2032	9,741	11,277
Broadcom Inc. 2.60% 2033[4]	2,990	2,970
Broadcom Inc. 3.50% 2041[4]	2,338	2,360
Broadcom Inc. 3.75% 2051[4]	9,139	9,367
Broadcom Ltd. 3.625% 2024	6,875	7,436
Broadcom Ltd. 3.875% 2027	5,000	5,588
Fiserv, Inc. 3.50% 2029	17,487	19,737
Fiserv, Inc. 2.65% 2030	8,614	9,159
Fiserv, Inc. 4.40% 2049	8,946	11,269
Gartner, Inc. 4.50% 2028[4]	1,600	1,690
Global Payments Inc. 2.90% 2030	8,423	9,024
Lenovo Group Ltd. 5.875% 2025	38,190	43,966
Mastercard Inc. 3.35% 2030	17,519	20,130
Mastercard Inc. 3.85% 2050	1,980	2,471
Capital Income Builder — Page 23 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Microsoft Corp. 1.55% 2021	$13,755	$13,840
Microsoft Corp. 2.875% 2024	5,150	5,524
Microsoft Corp. 3.125% 2025	3,250	3,610
Microsoft Corp. 3.70% 2046	900	1,109
Oracle Corp. 2.80% 2021	15,724	15,901
Oracle Corp. 2.95% 2030	12,261	13,476
Oracle Corp. 3.60% 2040	7,345	8,277
Oracle Corp. 3.60% 2050	15,737	17,591
PayPal Holdings, Inc. 2.85% 2029	3,968	4,333
PayPal Holdings, Inc. 3.25% 2050	3,175	3,524
ServiceNow, Inc. 1.40% 2030	7,505	7,182
SK hynix, Inc. 1.50% 2026[4]	1,752	1,769
SK hynix, Inc. 2.375% 2031[4]	1,192	1,202
Visa Inc. 2.05% 2030	18,333	19,195
Visa Inc. 1.10% 2031	5,687	5,468
Visa Inc. 2.70% 2040	4,310	4,534
Visa Inc. 2.00% 2050	4,551	4,108
Xerox Corp. 5.00% 2025[4]	3,925	4,121
		383,440
Materials 0.15%
Air Products and Chemicals, Inc. 2.05% 2030	2,107	2,194
Anglo American Capital PLC 2.625% 2030[4]	2,819	2,897
Anglo American Capital PLC 5.625% 2030[4]	7,625	9,635
Anglo American Capital PLC 3.95% 2050[4]	803	893
Axalta Coating Systems LLC 4.75% 2027[4]	3,675	3,860
Ball Corp. 2.875% 2030	4,600	4,584
Braskem Idesa SAPI 7.45% 2029[4]	2,842	2,768
Braskem SA 4.50% 2030[4]	3,575	3,638
Braskem SA 5.875% 2050[4]	4,000	4,084
Cleveland-Cliffs Inc. 9.875% 2025[4]	1,400	1,648
Consolidated Energy Finance SA 6.50% 2026[4]	3,060	3,083
Dow Chemical Co. 3.625% 2026	4,265	4,814
Dow Chemical Co. 5.55% 2048	2,500	3,539
Dow Chemical Co. 4.80% 2049	10,476	13,423
Graphic Packaging International, Inc. 3.50% 2028[4]	5,000	5,225
LYB International Finance III, LLC 2.25% 2030	4,024	4,075
LYB International Finance III, LLC 4.20% 2050	7,587	8,604
LYB International Finance III, LLC 3.625% 2051	6,467	6,769
Mercer International Inc. 5.125% 2029[4]	1,325	1,350
Methanex Corp. 5.125% 2027	4,430	4,635
Mosaic Co. 4.25% 2023	1,700	1,850
Nova Chemicals Corp. 4.875% 2024[4]	1,500	1,540
Nova Chemicals Corp. 5.25% 2027[4]	3,840	3,971
Nutrien Ltd. 5.00% 2049	985	1,341
Nutrien Ltd. 3.95% 2050	6,043	7,128
Nutrition & Biosciences, Inc. 2.30% 2030[4]	2,600	2,658
Nutrition & Biosciences, Inc. 3.468% 2050[4]	1,300	1,383
OCI NV 5.25% 2024[4]	2,855	2,955
Olin Corp. 9.50% 2025[4]	655	816
Olin Corp. 5.625% 2029	5,000	5,356
Olin Corp. 5.00% 2030	1,850	1,943
S.P.C.M. SA 4.875% 2025[4]	5,000	5,156
Sherwin-Williams Company 2.75% 2022	312	321
Capital Income Builder — Page 24 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Sherwin-Williams Company 3.45% 2027	$5,851	$6,625
Sherwin-Williams Company 2.95% 2029	4,148	4,536
Sherwin-Williams Company 4.50% 2047	1,500	1,917
Sherwin-Williams Company 3.80% 2049	670	782
Vale Overseas Ltd. 3.75% 2030	3,123	3,427
Valvoline Inc. 3.625% 2031[4]	2,290	2,301
Westlake Chemical Corp. 5.00% 2046	1,985	2,485
Westlake Chemical Corp. 4.375% 2047	415	482
		150,691
Real estate 0.13%
Alexandria Real Estate Equities, Inc. 3.80% 2026	1,780	2,035
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,400	1,620
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,845	2,132
Alexandria Real Estate Equities, Inc. 4.50% 2029	605	730
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,970	3,369
Alexandria Real Estate Equities, Inc. 1.875% 2033	4,292	4,196
Alexandria Real Estate Equities, Inc. 4.00% 2050	845	1,023
American Campus Communities, Inc. 3.625% 2027	3,595	4,047
American Campus Communities, Inc. 2.85% 2030	384	401
American Campus Communities, Inc. 3.875% 2031	1,240	1,397
Corporate Office Properties LP 2.25% 2026	5,192	5,399
Equinix, Inc. 2.625% 2024	6,425	6,846
Equinix, Inc. 2.90% 2026	9,859	10,726
Equinix, Inc. 1.55% 2028	2,360	2,376
Equinix, Inc. 3.20% 2029	11,538	12,498
Equinix, Inc. 3.00% 2050	1,536	1,468
Equinix, Inc. 2.95% 2051	3,317	3,192
Gaming and Leisure Properties, Inc. 3.35% 2024	1,865	1,994
Gaming and Leisure Properties, Inc. 4.00% 2030	2,500	2,718
Hospitality Properties Trust 4.50% 2023	2,990	3,015
Hospitality Properties Trust 4.50% 2025	1,965	1,910
Hospitality Properties Trust 7.50% 2025	906	1,021
Hospitality Properties Trust 3.95% 2028	4,150	3,784
Howard Hughes Corp. 5.375% 2028[4]	5,675	5,998
Howard Hughes Corp. 4.375% 2031[4]	825	825
Iron Mountain Inc. 5.00% 2028[4]	2,410	2,536
Iron Mountain Inc. 4.875% 2029[4]	3,085	3,207
Iron Mountain Inc. 4.50% 2031[4]	955	978
Kennedy-Wilson Holdings, Inc. 4.75% 2029	1,150	1,154
Kennedy-Wilson Holdings, Inc. 5.00% 2031	1,125	1,129
Public Storage 0.875% 2026	1,756	1,755
Scentre Group 2.375% 2021[4]	4,220	4,231
Scentre Group 3.25% 2025[4]	1,705	1,831
Scentre Group 3.50% 2025[4]	9,000	9,712
Scentre Management Ltd 4.375% 2030[4]	10,000	11,613
WEA Finance LLC 3.75% 2024[4]	7,500	8,003
Westfield Corp. Ltd. 3.15% 2022[4]	2,720	2,780
Westfield Corp. Ltd. 3.50% 2029[4]	4,238	4,434
		138,083
Total corporate bonds, notes & loans		6,511,115
Capital Income Builder — Page 25 of 39

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations 3.94%	Principal amount (000)	Value (000)
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[4,11,15]	$11,207	$11,428
Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A, 0.977% 2036[4,11,15]	14,672	14,712
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 2.817% 2034[11,15]	326	299
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[4,11,15]	13,912	13,933
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 2030[4,11,15]	12,059	12,187
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 2030[4,11,15]	11,442	11,600
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[4,11,15]	4,380	4,764
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[15]	161	172
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[15]	97	103
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[15]	139	146
Fannie Mae Pool #936484 6.00% 2021[15]	27	27
Fannie Mae Pool #AA8755 4.50% 2024[15]	1,569	1,655
Fannie Mae Pool #AA8211 4.50% 2024[15]	312	328
Fannie Mae Pool #930337 6.00% 2024[15]	4	5
Fannie Mae Pool #AL0843 3.50% 2026[15]	6	6
Fannie Mae Pool #AJ1441 3.50% 2026[15]	5	5
Fannie Mae Pool #MA2940 3.50% 2027[15]	56	60
Fannie Mae Pool #MA3395 3.50% 2028[15]	327	348
Fannie Mae Pool #MA3345 3.50% 2028[15]	59	63
Fannie Mae Pool #MA3366 3.50% 2028[15]	42	45
Fannie Mae Pool #MA3251 3.50% 2028[15]	28	30
Fannie Mae Pool #AL7277 3.50% 2028[15]	27	28
Fannie Mae Pool #CA5030 3.50% 2028[15]	11	12
Fannie Mae Pool #AX9959 3.50% 2029[15]	412	445
Fannie Mae Pool #BA2999 3.50% 2030[15]	450	490
Fannie Mae Pool #MA3438 3.50% 2033[15]	669	713
Fannie Mae Pool #CA1299 3.50% 2033[15]	168	185
Fannie Mae Pool #683351 5.50% 2033[15]	138	160
Fannie Mae Pool #CA4490 3.50% 2034[15]	1,217	1,295
Fannie Mae Pool #MA3658 3.50% 2034[15]	874	931
Fannie Mae Pool #MA4229 2.00% 2036[15]	129,063	134,975
Fannie Mae Pool #902164 6.00% 2036[15]	2,248	2,707
Fannie Mae Pool #903076 6.00% 2036[15]	2,125	2,559
Fannie Mae Pool #887695 6.00% 2036[15]	1,561	1,879
Fannie Mae Pool #902503 6.00% 2036[15]	1,145	1,379
Fannie Mae Pool #894308 6.00% 2036[15]	396	457
Fannie Mae Pool #AS9772 3.50% 2037[15]	65	71
Fannie Mae Pool #AD0249 5.50% 2037[15]	168	195
Fannie Mae Pool #256960 6.50% 2037[15]	633	729
Fannie Mae Pool #966166 6.50% 2037[15]	131	140
Fannie Mae Pool #256845 6.50% 2037[15]	112	132
Fannie Mae Pool #966172 7.00% 2037[15]	199	235
Fannie Mae Pool #923171 7.50% 2037[15]	29	33
Fannie Mae Pool #963269 5.50% 2038[15]	1,631	1,916
Fannie Mae Pool #963454 5.50% 2038[15]	1,341	1,575
Fannie Mae Pool #963796 5.50% 2038[15]	556	653
Fannie Mae Pool #963341 5.50% 2038[15]	424	496
Fannie Mae Pool #970772 5.50% 2038[15]	97	111
Fannie Mae Pool #929964 6.00% 2038[15]	790	944
Fannie Mae Pool #257137 7.00% 2038[15]	35	42
Fannie Mae Pool #AE0392 5.50% 2039[15]	107	125
Fannie Mae Pool #AE8073 4.00% 2040[15]	361	403
Fannie Mae Pool #AL0152 6.00% 2040[15]	5,697	6,792
Fannie Mae Pool #AB4050 4.00% 2041[15]	561	626
Fannie Mae Pool #AJ4189 4.00% 2041[15]	349	389
Capital Income Builder — Page 26 of 39

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AJ4154 4.00% 2041[15]	$347	$387
Fannie Mae Pool #AJ0257 4.00% 2041[15]	147	166
Fannie Mae Pool #AL1571 5.00% 2041[15]	4,669	5,332
Fannie Mae Pool #AL0913 6.00% 2041[15]	3,992	4,775
Fannie Mae Pool #AP7553 3.00% 2042[15]	25,054	27,005
Fannie Mae Pool #AO6721 4.00% 2042[15]	14,877	16,479
Fannie Mae Pool #AJ9165 4.00% 2042[15]	8,966	9,931
Fannie Mae Pool #AL2745 4.00% 2042[15]	2,766	3,086
Fannie Mae Pool #890445 4.00% 2042[15]	2,012	2,227
Fannie Mae Pool #AO1820 4.00% 2042[15]	1,402	1,553
Fannie Mae Pool #890407 4.00% 2042[15]	920	1,026
Fannie Mae Pool #AS0831 4.50% 2043[15]	1,276	1,416
Fannie Mae Pool #AX2782 4.00% 2044[15]	5,492	6,031
Fannie Mae Pool #AW4026 4.00% 2044[15]	4,524	5,006
Fannie Mae Pool #AW4156 4.00% 2044[15]	3,815	4,221
Fannie Mae Pool #AY1313 4.00% 2045[15]	9,599	10,592
Fannie Mae Pool #AL8522 3.50% 2046[15]	1,518	1,668
Fannie Mae Pool #AS7759 4.00% 2046[15]	24,022	26,432
Fannie Mae Pool #AS7939 4.00% 2046[15]	16,600	18,317
Fannie Mae Pool #AS6840 4.00% 2046[15]	11,730	12,907
Fannie Mae Pool #AS7760 4.00% 2046[15]	11,025	12,122
Fannie Mae Pool #AS7598 4.00% 2046[15]	10,892	12,043
Fannie Mae Pool #BC4712 4.00% 2046[15]	9,436	10,358
Fannie Mae Pool #BC4801 4.00% 2046[15]	5,402	5,888
Fannie Mae Pool #BC8719 4.00% 2046[15]	3,951	4,359
Fannie Mae Pool #AL9190 4.00% 2046[15]	3,915	4,296
Fannie Mae Pool #BC8720 4.00% 2046[15]	3,201	3,514
Fannie Mae Pool #BD1967 4.00% 2046[15]	3,088	3,408
Fannie Mae Pool #BD5477 4.00% 2046[15]	131	144
Fannie Mae Pool #MA2691 4.50% 2046[15]	2,260	2,503
Fannie Mae Pool #MA3182 3.50% 2047[15]	15,518	16,594
Fannie Mae Pool #AS9313 4.00% 2047[15]	8,649	9,497
Fannie Mae Pool #MA3058 4.00% 2047[15]	7,162	7,731
Fannie Mae Pool #BJ1668 4.00% 2047[15]	5,875	6,405
Fannie Mae Pool #BH2491 4.00% 2047[15]	4,684	5,140
Fannie Mae Pool #BE3229 4.00% 2047[15]	3,148	3,447
Fannie Mae Pool #MA3211 4.00% 2047[15]	1,349	1,455
Fannie Mae Pool #MA2907 4.00% 2047[15]	63	68
Fannie Mae Pool #BD7165 4.00% 2047[15]	61	66
Fannie Mae Pool #AS9454 4.00% 2047[15]	59	64
Fannie Mae Pool #CA0243 4.50% 2047[15]	34,843	38,131
Fannie Mae Pool #BM4187 4.50% 2047[15]	29,862	33,574
Fannie Mae Pool #CA2157 4.00% 2048[15]	45,638	49,710
Fannie Mae Pool #CA2033 4.00% 2048[15]	20,430	22,108
Fannie Mae Pool #BK0920 4.00% 2048[15]	462	495
Fannie Mae Pool #MA3384 4.00% 2048[15]	298	321
Fannie Mae Pool #BJ9252 4.00% 2048[15]	96	104
Fannie Mae Pool #BK0915 4.00% 2048[15]	29	31
Fannie Mae Pool #MA3357 4.00% 2048[15]	10	11
Fannie Mae Pool #CA2204 4.50% 2048[15]	24,518	26,640
Fannie Mae Pool #BJ2751 4.50% 2048[15]	22,394	24,387
Fannie Mae Pool #BK4872 4.50% 2048[15]	8,096	8,832
Fannie Mae Pool #CA2493 4.50% 2048[15]	1,744	1,899
Fannie Mae Pool #BO2264 3.00% 2049[15]	15,523	17,042
Fannie Mae Pool #FM4197 3.50% 2049[15]	5,615	5,964
Capital Income Builder — Page 27 of 39

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM1262 4.00% 2049[15]	$37,948	$41,400
Fannie Mae Pool #CA4819 4.00% 2049[15]	17,020	18,709
Fannie Mae Pool #FM2675 4.00% 2049[15]	13,462	14,599
Fannie Mae Pool #BP1961 3.00% 2050[15]	166,504	180,123
Fannie Mae Pool #CA5690 3.00% 2050[15]	117,265	127,089
Fannie Mae Pool #FM2872 3.00% 2050[15]	49,676	54,503
Fannie Mae Pool #CA5216 3.00% 2050[15]	26,465	28,503
Fannie Mae Pool #BO6274 3.00% 2050[15]	22,757	24,968
Fannie Mae Pool #CA5226 3.00% 2050[15]	12,836	13,768
Fannie Mae Pool #CA6495 3.50% 2050[15]	843	896
Fannie Mae Pool #FM2676 4.00% 2050[15]	11,897	13,084
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[15]	365	414
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 0.41% 2036[11,15]	858	858
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[15]	41	47
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[15]	51	62
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[11,15]	2,890	3,211
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[15]	901	839
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[15]	577	550
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[15]	199	188
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[15]	115	108
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[4,11,15]	10,933	11,026
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[4,15]	14,894	16,390
Flagstar Mortgage Trust, Series 2017-2, Class A5, 3.50% 2047[4,11,15]	176	176
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[4,11,15]	9,836	10,179
Freddie Mac Pool #G13173 5.50% 2023[15]	136	141
Freddie Mac Pool #ZK3460 3.50% 2026[15]	53	56
Freddie Mac Pool #RD5008 3.50% 2029[15]	474	506
Freddie Mac Pool #ZS7148 3.50% 2030[15]	17	18
Freddie Mac Pool #V62089 3.50% 2033[15]	749	799
Freddie Mac Pool #ZS8716 3.50% 2033[15]	522	556
Freddie Mac Pool #G18723 3.50% 2034[15]	9,373	9,999
Freddie Mac Pool #ZT1799 3.50% 2034[15]	1,276	1,358
Freddie Mac Pool #J40379 3.50% 2034[15]	449	478
Freddie Mac Pool #QN3000 1.50% 2035[15]	261	268
Freddie Mac Pool #ZA2505 3.50% 2038[15]	695	738
Freddie Mac Pool #A76884 5.00% 2038[15]	894	1,040
Freddie Mac Pool #G04697 5.50% 2038[15]	1,454	1,707
Freddie Mac Pool #RB5001 3.50% 2039[15]	1,042	1,107
Freddie Mac Pool #A87873 5.00% 2039[15]	5,668	6,594
Freddie Mac Pool #G06061 4.00% 2040[15]	852	940
Freddie Mac Pool #G06789 6.00% 2040[15]	60	72
Freddie Mac Pool #Q00232 4.50% 2041[15]	9,270	10,419
Freddie Mac Pool #Q00850 4.50% 2041[15]	297	331
Freddie Mac Pool #G08456 5.00% 2041[15]	152	168
Freddie Mac Pool #G06841 5.50% 2041[15]	2,695	3,163
Freddie Mac Pool #G60546 4.00% 2042[15]	7,099	7,816
Freddie Mac Pool #Q21442 4.50% 2043[15]	744	826
Freddie Mac Pool #760014 3.101% 2045[11,15]	1,326	1,387
Freddie Mac Pool #G60138 3.50% 2045[15]	23,878	26,414
Freddie Mac Pool #G60279 4.00% 2045[15]	9,260	10,166
Freddie Mac Pool #T65389 3.50% 2046[15]	158	165
Freddie Mac Pool #Q41088 4.00% 2046[15]	17,190	18,868
Freddie Mac Pool #Q42626 4.00% 2046[15]	8,317	9,086
Freddie Mac Pool #Q41905 4.00% 2046[15]	8,297	9,044
Freddie Mac Pool #Q44227 4.00% 2046[15]	1,858	2,039
Capital Income Builder — Page 28 of 39

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #V83476 3.50% 2047[15]	$10,150	$10,835
Freddie Mac Pool #G08788 3.50% 2047[15]	4,491	4,796
Freddie Mac Pool #Q52157 3.50% 2047[15]	3,582	3,829
Freddie Mac Pool #G08793 4.00% 2047[15]	41,034	44,192
Freddie Mac Pool #Q49716 4.50% 2047[15]	1,444	1,585
Freddie Mac Pool #Q52596 4.50% 2047[15]	545	595
Freddie Mac Pool #K39018 6.50% 2047[15]	323	351
Freddie Mac Pool #G08800 3.50% 2048[15]	1,226	1,309
Freddie Mac Pool #SI2002 4.00% 2048[15]	2,203	2,368
Freddie Mac Pool #Q55986 4.50% 2048[15]	28,851	31,432
Freddie Mac Pool #SD0214 3.00% 2049[15]	53,999	59,283
Freddie Mac Pool #QA5741 3.00% 2049[15]	7,119	7,712
Freddie Mac Pool #QA5125 3.50% 2049[15]	2,384	2,634
Freddie Mac Pool #SD7512 3.00% 2050[15]	129,186	138,928
Freddie Mac, Series 2122, Class QM, 6.25% 2029[15]	818	914
Freddie Mac, Series K716, Class A2, Multi Family, 3.13% 2021[15]	7,410	7,449
Freddie Mac, Series K023, Class A2, Multi Family, 2.307% 2022[15]	18,009	18,537
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[15]	10,110	10,334
Freddie Mac, Series K021, Class A2, Multi Family, 2.396% 2022[15]	41,420	42,481
Freddie Mac, Series K024, Class A2, Multi Family, 2.573% 2022[15]	5,965	6,143
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[15]	11,565	11,785
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[15]	3,300	3,390
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[15]	9,380	9,927
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[15]	10,000	10,810
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 2025[15]	15,000	16,775
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[15]	3,500	3,841
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[15]	4,360	4,953
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[11,15]	14,250	16,314
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[15]	4,810	5,498
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[11,15]	4,390	4,999
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 2027[15]	2,350	2,695
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[11,15]	2,621	3,026
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026[15]	238	230
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[15]	1,142	1,090
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036[15]	728	678
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[15]	432	410
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[15]	300	285
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[15]	208	196
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036[15]	124	118
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[15]	14,462	15,482
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[11,15]	14,464	15,179
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[15]	11,886	12,661
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[15]	2,312	2,521
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[15]	12,210	13,135
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[11,15]	20,746	22,527
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[15]	23,063	24,797
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[15]	13,940	15,111
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[15]	11,474	12,441
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[15]	24,705	27,164
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[15]	6,327	6,859
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[15]	5,166	5,600
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[15]	3,444	3,763
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[15]	2,464	2,673
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[15]	49,116	52,294
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[15]	1,042	1,096
Capital Income Builder — Page 29 of 39

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[15]	$64,282	$67,988
Government National Mortgage Assn. 2.00% 2051[15,16]	131,762	136,368
Government National Mortgage Assn. 2.00% 2051[15,16]	43,238	44,833
Government National Mortgage Assn. 2.50% 2051[15,16]	960	1,007
Government National Mortgage Assn. 3.50% 2051[15,16]	33,972	35,979
Government National Mortgage Assn. 4.00% 2051[15,16]	6,541	7,001
Government National Mortgage Assn. 4.50% 2051[15,16]	10,960	11,808
Government National Mortgage Assn. 4.50% 2051[15,16]	5,922	6,378
Government National Mortgage Assn. Pool #736682 4.50% 2037[15]	1,258	1,403
Government National Mortgage Assn. Pool #783690 6.00% 2039[15]	1,300	1,499
Government National Mortgage Assn. Pool #738938 6.50% 2039[15]	159	186
Government National Mortgage Assn. Pool #751708 3.50% 2040[15]	83	88
Government National Mortgage Assn. Pool #783539 5.00% 2040[15]	1,430	1,567
Government National Mortgage Assn. Pool #783689 5.50% 2040[15]	1,735	2,009
Government National Mortgage Assn. Pool #783687 4.50% 2041[15]	1,554	1,706
Government National Mortgage Assn. Pool #783688 5.00% 2041[15]	1,801	2,028
Government National Mortgage Assn. Pool #005198 6.50% 2041[15]	609	706
Government National Mortgage Assn. Pool #MA3175 4.50% 2045[15]	21,730	24,351
Government National Mortgage Assn. Pool #MA3246 4.50% 2045[15]	2,842	3,191
Government National Mortgage Assn. Pool #MA2894 4.50% 2045[15]	2,084	2,339
Government National Mortgage Assn. Pool #MA5077 3.50% 2048[15]	10,701	11,415
Government National Mortgage Assn. Pool #MA5468 5.00% 2048[15]	1,246	1,364
Government National Mortgage Assn. Pool #MA5530 5.00% 2048[15]	327	357
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[15]	2,770	3,016
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[15]	40,954	44,781
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[15]	24,253	26,487
Government National Mortgage Assn. Pool #MA5712 5.00% 2049[15]	4,150	4,533
Government National Mortgage Assn. Pool #MA7052 2.50% 2050[15]	229,227	241,496
Government National Mortgage Assn. Pool #MA6767 3.50% 2050[15]	9,317	9,866
Government National Mortgage Assn. Pool #773426 4.70% 2061[15]	9	10
Government National Mortgage Assn. Pool #795485 4.647% 2062[15]	74	78
Government National Mortgage Assn. Pool #AG8193 4.833% 2064[15]	10	10
Government National Mortgage Assn. Pool #AG8207 4.826% 2064[15]	9	9
Government National Mortgage Assn. Pool #AG8088 4.827% 2064[15]	9	9
Government National Mortgage Assn. Pool #AG8117 4.826% 2064[15]	5	6
Government National Mortgage Assn. Pool #AG8244 4.826% 2065[15]	9	9
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035[15]	772	722
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037[15]	588	577
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.046% 2025[4,11,15]	14,507	14,526
GS Mortgage Securities Corp. II, Series 2019-BOCA, Class A, (1-month USD-LIBOR + 1.20%) 1.327% 2038[4,11,15]	27,772	27,885
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.377% 2045[15]	2,401	2,438
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.277% 2038[4,11,15]	35,000	35,153
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.167% 2046[11,15]	342	245
JPMorgan Mortgage Trust, Series 2017-2, Class A6, 3.00% 2047[4,11,15]	788	794
JPMorgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50% 2047[4,11,15]	229	229
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[4,11,15]	5,693	5,935
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[4,11,15]	4,453	4,504
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[4,11,15]	3,723	3,737
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.93% 2053[4,11,15]	15,542	15,599
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 1.03% 2053[4,11,15]	26,966	27,024
Metlife Securitization Trust, Series 2018-1A, Class A, 3.75% 2057[4,11,15]	7,863	8,377
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[4,11,15]	398	412
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[15]	3,000	3,150
Capital Income Builder — Page 30 of 39

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.133% 2022[4,11,15]	$19,567	$19,608
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.133% 2023[4,11,15]	19,954	20,087
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.75%) 2.25% 2021[4,11,15]	60,892	61,007
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.398% 2049[4,11,15]	4,500	4,601
New York Mortgage Trust, Series 2020-SP1, Class A1, 3.961% 2060[4,15]	29,208	29,448
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[4,11,15]	3,952	4,087
Progress Residential Trust, Series 2018-SFR1, Class A, 3.255% 2035[4,15]	7,296	7,325
Progress Residential Trust, Series 2018-SFR2, Class A, 3.712% 2035[4,15]	4,913	5,013
Progress Residential Trust, Series 2018-SFR3, Class A, 3.88% 2035[4,15]	6,493	6,642
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[4,11,15]	3,378	3,485
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[4,11,15]	1,486	1,504
Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.50% 2055[4,11,15]	6,000	6,327
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[4,11,15]	11,651	11,893
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.73% 2057[4,11,15]	1,891	1,892
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[4,11,15]	14,048	14,367
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[4,11,15]	11,527	11,877
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[4,11,15]	1,384	1,432
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[4,11,15]	30,306	31,710
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[4,11,15]	4,809	5,033
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[4,15]	114,493	117,875
Uniform Mortgage-Backed Security 2.00% 2036[15,16]	36,216	37,786
Uniform Mortgage-Backed Security 2.00% 2036[15,16]	35,809	37,321
Uniform Mortgage-Backed Security 2.50% 2036[15,16]	150,000	157,531
Uniform Mortgage-Backed Security 3.00% 2051[15,16]	130,140	136,942
Uniform Mortgage-Backed Security 3.50% 2051[15,16]	163,288	173,749
Uniform Mortgage-Backed Security 4.00% 2051[15,16]	35,742	38,364
Uniform Mortgage-Backed Security 4.00% 2051[15,16]	9,897	10,613
Uniform Mortgage-Backed Security 4.50% 2051[15,16]	76,359	82,957
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 2047[15]	4,000	4,404
		4,038,703
Asset-backed obligations 0.39%
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 2022[4,15]	3,342	3,362
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[4,15]	12,814	13,535
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[4,15]	28,313	29,680
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[4,15]	1,383	1,481
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[4,15]	398	400
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[4,15]	2,000	1,999
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 2031[4,15]	2,000	1,960
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[4,15]	37,946	38,772
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[4,15]	6,201	6,288
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[4,15]	1,260	1,284
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[4,15]	234	238
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[4,15]	755	767
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[4,15]	968	989
CLI Funding V LLC, Series 2020-2A, Class B, 3.56% 2045[4,15]	357	366
CLI Funding V LLC, Series 2020-1A, Class B, 3.62% 2045[4,15]	632	649
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[4,15]	9,264	9,476
CWABS, Inc., Series 2004-15, Class AF6, 4.613% 2035[15]	5	5
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD-LIBOR + 0.19%) 0.317% 2035[11,15]	47	45
Capital Income Builder — Page 31 of 39

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.267% 2036[11,15]	$2,535	$2,352
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.267% 2037[11,15]	3,114	3,007
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 0.277% 2037[11,15]	6,651	6,441
Drive Auto Receivables Trust, Series 2017-3, Class D, 3.53% 2023[4,15]	464	471
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78% 2025[15]	11,450	11,640
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70% 2027[15]	6,757	7,013
Exeter Automobile Receivables Trust, Series 2020-1A, Class A, 2.05% 2023[4,15]	1,158	1,162
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[4,15]	5,710	5,938
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[4,15]	41,009	41,307
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[4,15]	38,475	38,733
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[4,15]	22,965	24,706
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[4,15]	9,089	9,598
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,15]	40,645	44,720
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[4,15]	65,167	67,265
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[4,15]	2,809	2,827
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[4,15]	1,469	1,492
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[4,15]	403	409
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class B, 4.20% 2023[4,15]	210	212
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[4,15]	2,161	2,168
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class B 3.03% 2025[4,15]	481	484
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[4,15]	5,032	5,062
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 2037[15]	1,491	1,524
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 1.271% 2025[4,11,15]	3,296	3,298
Textainer Marine Containers Ltd., Series 2020-2A, Class A, 2.10% 2045[4,15]	395	403
Textainer Marine Containers Ltd., Series 2020-2A, Class B, 3.34% 2045[4,15]	1,154	1,169
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[4,15]	5,335	5,499
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[4,15]	1,943	1,986
Triton Container Finance LLC, Series 2020-1, Class B, 3.74% 2045[4,15]	777	800
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 0.938% 2026[4,11,15]	1,703	1,701
		404,683
Bonds & notes of governments & government agencies outside the U.S. 0.18%
Dominican Republic 4.50% 2030[4]	401	421
Dominican Republic 5.30% 2041[4]	571	592
Dominican Republic 5.875% 2060[4]	700	736
Panama (Republic of) 4.50% 2056	2,585	3,173
Peru (Republic of) 2.78% 2060	2,950	2,850
Peru (Republic of) 3.23% 2121	3,600	3,443
Portuguese Republic 5.125% 2024	41,500	48,169
Qatar (State of) 4.50% 2028[4]	7,070	8,502
Qatar (State of) 5.103% 2048[4]	4,800	6,633
Romania 3.50% 2034	€1,770	2,565
Saudi Arabia (Kingdom of) 3.628% 2027[4]	$5,000	5,613
Saudi Arabia (Kingdom of) 3.625% 2028[4]	11,435	12,807
United Mexican States 3.25% 2030	5,965	6,332
United Mexican States 5.00% 2051	2,370	2,772
United Mexican States 3.75% 2071	1,760	1,652
United Mexican States, Series M, 6.50% 2021	MXN1,520,500	74,663
		180,923
Capital Income Builder — Page 32 of 39

unaudited
Bonds, notes & other debt instruments (continued) Municipals 0.04% Illinois 0.03%	Principal amount (000)	Value (000)
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033	$22,485	$25,181
Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	8,155	8,573
California 0.00%
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,875	3,968
South Carolina 0.00%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	1,605	1,871
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,000	1,196
		3,067
Washington 0.00%
Energy Northwest, Electric Rev. Bonds (Columbia Generating Station), Series 2015-B, 2.814% 2024	1,565	1,630
Ohio 0.00%
Higher Educational Facs. Auth., Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 3.75% 2023	895	903
Total municipals		43,322
Federal agency bonds & notes 0.04%
Fannie Mae 2.125% 2026[8]	37,230	40,445
Total bonds, notes & other debt instruments (cost: $18,440,619,000)		19,565,327
Short-term securities 4.60% Money market investments 4.60%	Shares
Capital Group Central Cash Fund 0.11%[6,17]	44,318,530	4,432,296
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.01%[17,18]	84,700,000	84,700
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[17,18]	84,700,000	84,700
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[17,18]	51,530,316	51,531
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[17,18]	45,200,000	45,200
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[17,18]	9,300,000	9,300
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.01%[17,18]	6,200,000	6,200
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[17,18]	3,300,000	3,300
Total short-term securities (cost: $4,716,571,000)		4,717,227
Total investment securities 101.01% (cost: $86,601,721,000)		103,597,793
Other assets less liabilities (1.01)%		(1,032,511)
Net assets 100.00%		$102,565,282
Capital Income Builder — Page 33 of 39

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Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[19] (000)	Value at 1/31/2021[20] (000)	Unrealized (depreciation) appreciation at 1/31/2021 (000)
90 Day Euro Dollar Futures	Short	8,162	March 2021	$(2,040,500)	$(2,037,235)	$(1,188)
2 Year U.S. Treasury Note Futures	Long	6,909	April 2021	1,381,800	1,526,727	1,448
5 Year U.S. Treasury Note Futures	Long	7,101	April 2021	710,100	893,838	(135)
10 Year Ultra U.S. Treasury Note Futures	Short	2,865	March 2021	(286,500)	(440,718)	8,230
10 Year U.S. Treasury Note Futures	Short	3,558	March 2021	(355,800)	(487,557)	3,203
20 Year U.S. Treasury Bond Futures	Short	222	March 2021	(22,200)	(37,455)	1,170
30 Year Ultra U.S. Treasury Bond Futures	Long	3,832	March 2021	383,200	784,482	(39,066)
						$(26,338)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 1/31/2021 (000)
Purchases (000)	Sales (000)
USD467	EUR380	Goldman Sachs	2/12/2021	$6
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 1/31/2021 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 1/31/2021 (000)
3-month USD-LIBOR	2.18075%	3/29/2024	$30,600	$(1,841)	$—	$(1,840)
3-month USD-LIBOR	2.194%	3/29/2024	30,800	(1,865)	—	(1,865)
3-month USD-LIBOR	2.21875%	3/29/2024	32,300	(1,981)	—	(1,981)
3-month USD-LIBOR	0.243%	5/2/2024	2,089,300	2,894	1,301	1,593
3-month USD-LIBOR	2.3075%	5/3/2024	591,800	(38,914)	—	(38,914)
U.S. EFFR	0.11%	5/18/2024	628,700	1,274	—	1,274
U.S. EFFR	0.1275%	6/25/2025	271,500	1,865	—	1,865
U.S. EFFR	0.105%	6/30/2025	271,300	2,162	—	2,162
U.S. EFFR	0.0975%	6/30/2025	147,385	1,224	—	1,224
U.S. EFFR	0.106%	6/30/2025	119,815	950	—	950
U.S. EFFR	0.10875%	7/6/2025	253,600	2,016	—	2,016
U.S. EFFR	0.0995%	7/9/2025	126,600	1,064	—	1,064
U.S. EFFR	0.105%	7/9/2025	126,600	1,033	—	1,033
U.S. EFFR	0.099%	7/10/2025	311,300	2,630	—	2,630
3-month USD-LIBOR	0.619%	12/20/2029	739,000	26,542	382	26,160
3-month USD-LIBOR	0.811%	7/27/2050	187,800	37,315	—	37,315
					$1,683	$34,686
Capital Income Builder — Page 34 of 39

unaudited
Investments in affiliates6

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)
Common stocks 1.23%
Information technology 0.38%
Vanguard International Semiconductor Corp.[1]	$262,101	$62,929	$—	$—	$68,084	$393,114	$—
Consumer staples 0.09%
Vector Group Ltd.	88,459	—	21,281	(763)	26,793	93,208	1,925
Convenience Retail Asia Ltd.[1,21]	28,843	—	4,176	(23,399)	(1,268)	—	25,489
						93,208
Communication services 0.14%
Euskaltel, SA, non-registered shares[1]	110,494	—	—	—	14,251	124,745	—
Zegona Communications PLC[1]	20,137	—	—	—	58	20,195	—
						144,940
Industrials 0.62%
BOC Aviation Ltd.[1,2]	221,438	—	—	—	70,820	292,258	—
Trinity Industries, Inc.	145,294	—	—	—	69,177	214,471	1,620
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares[1]	124,054	—	11,012	(4,281)	17,762	126,523	—
						633,252
Total common stocks						1,264,514
Short-term securities 4.32%
Money market investments 4.32%
Capital Group Central Cash Fund 0.11%[17]	4,530,902	4,988,867	5,087,473	—[7]	—[7]	4,432,296	1,678
Total 5.55%				$(28,443)	$265,677	$5,696,810	$30,712
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $30,891,070,000, which represented 30.12% of the net assets of the fund. This amount includes $30,769,894,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	All or a portion of this security was on loan. The total value of all such securities was $415,017,000, which represented .40% of the net assets of the fund.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,709,532,000, which represented 2.64% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[7]	Amount less than one thousand.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $187,209,000, which represented .18% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Step bond; coupon rate may change at a later date.
[11]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[12]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[13]	Scheduled interest and/or principal payment was not received.
[14]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,101,000, which represented less than .01% of the net assets of the fund.
[15]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[16]	Purchased on a TBA basis.
[17]	Rate represents the seven-day yield at 1/31/2021.
[18]	Security purchased with cash collateral from securities on loan.
[19]	Notional amount is calculated based on the number of contracts and notional contract size.
[20]	Value is calculated based on the notional amount and current market price.
[21]	Unaffiliated issuer at 1/31/2021.
Capital Income Builder — Page 35 of 39

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $8,400,908,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $44,360,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $10,275,650,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to
Capital Income Builder — Page 36 of 39

unaudited
consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2021 (dollars in thousands):
Capital Income Builder — Page 37 of 39

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$8,637,154	$5,980,853	$25	$14,618,032
Information technology	7,424,215	2,231,073	—	9,655,288
Health care	6,323,263	3,066,390	—	9,389,653
Consumer staples	5,064,092	3,944,967	—	9,009,059
Utilities	3,615,547	5,194,256	—	8,809,803
Real estate	4,462,037	1,692,256	—	6,154,293
Communication services	2,886,135	2,700,929	—	5,587,064
Energy	4,023,429	1,047,778	191	5,071,398
Materials	1,980,275	2,208,921	—	4,189,196
Industrials	1,951,003	1,918,935	—	3,869,938
Consumer discretionary	762,199	725,564	—	1,487,763
Preferred securities	—	187,804	—	187,804
Rights & warrants	223	—	—	223
Convertible stocks	1,213,447	—	—	1,213,447
Convertible bonds & notes	—	72,278	—	72,278
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	8,346,136	—	8,346,136
Corporate bonds, notes & loans	—	6,511,115	—	6,511,115
Mortgage-backed obligations	—	4,038,703	—	4,038,703
Asset-backed obligations	—	404,683	—	404,683
Bonds & notes of governments & government agencies outside the U.S.	—	180,923	—	180,923
Municipals	—	43,322	—	43,322
Federal agency bonds & notes	—	40,445	—	40,445
Short-term securities	4,717,227	—	—	4,717,227
Total	$53,060,246	$50,537,331	$216	$103,597,793
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$14,051	$—	$—	$14,051
Unrealized appreciation on open forward currency contracts	—	6	—	6
Unrealized appreciation on interest rate swaps	—	79,286	—	79,286
Liabilities:
Unrealized depreciation on futures contracts	(40,389)	—	—	(40,389)
Unrealized depreciation on interest rate swaps	—	(44,600)	—	(44,600)
Total	$(26,338)	$34,692	$—	$8,354
*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Capital Income Builder — Page 38 of 39

unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
EUR/€ = Euros
Fac. = Facility
Facs. = Facilities
G.O. = General Obligation
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-012-0321O-S78062	Capital Income Builder — Page 39 of 39